UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: April 30, 2010

**	This Form N-CSR pertains to the following series of the Registrant: MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund and MFS Lifetime 2040 Fund. The remaining series of the Registrant, MFS Sector Rotational Fund, has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS
INVESTMENT MANAGEMENT

SSW
NE
NNE

4/30/10 Annual report

LTF-ANN-04/10

MFS® Lifetime Funds

CONTACT INFORMATION	BACK COVER

SIPC Contact Information: You may obtain information about the Securities Investor Protection Corporation (“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (202-371-8300) or by accessing SIPC’s website address (www.sipc.org).

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process.

While hurdles remain, we believe that the global economy is on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can help investors by providing the diversification that is important in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS® Lifetime Retirement Income Fund

Portfolio target allocation

Portfolio holdings
MFS Research Bond Fund	25.1%
MFS Limited Maturity Fund	20.1%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	10.0%
MFS Research Fund	8.9%
MFS High Income Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Research International Fund	3.0%
MFS Mid Cap Growth Fund	3.0%
MFS Mid Cap Value Fund	2.9%
MFS Diversified Target Return Fund	2.0%
MFS Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS Core Growth Fund	2.0%
MFS Global Real Estate Fund	1.0%
MFS International Value Fund	1.0%
MFS International Growth Fund	1.0%
Cash & Other Net Assets (o)	(0.0)%

Portfolio actual allocation

(o) Less than 0.1%.

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 4/30/10.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS® Lifetime 2010 Fund

Portfolio target allocation

Portfolio holdings
MFS Research Bond Fund	24.7%
MFS Limited Maturity Fund	19.2%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	10.0%
MFS Research Fund	8.7%
MFS High Income Fund	3.2%
MFS Emerging Markets Debt Fund	3.2%
MFS Mid Cap Growth Fund	3.1%
MFS Mid Cap Value Fund	3.1%
MFS Research International Fund	3.0%
MFS Value Fund	2.3%
MFS Core Growth Fund	2.3%
MFS Diversified Target Return Fund	2.0%
MFS New Discovery Fund	2.0%
MFS International Value Fund	1.1%
MFS International Growth Fund	1.1%
MFS Global Real Estate Fund	1.0%
Cash & Other Net Assets (o)	(0.0)%

Portfolio actual allocation

(o) Less than 0.1%.

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 4/30/10.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS® Lifetime 2020 Fund

Portfolio target allocation

Portfolio holdings
MFS Research Bond Fund	14.3%
MFS Value Fund	9.2%
MFS Core Growth Fund	9.2%
MFS Government Securities Fund	9.2%
MFS Research Fund	8.9%
MFS Mid Cap Growth Fund	7.2%
MFS Mid Cap Value Fund	7.2%
MFS Research International Fund	6.1%
MFS Inflation-Adjusted Bond Fund	5.1%
MFS High Income Fund	5.0%
MFS Emerging Markets Debt Fund	5.0%
MFS International Value Fund	3.2%
MFS International Growth Fund	3.1%
MFS New Discovery Fund	3.1%
MFS Global Real Estate Fund	2.1%
MFS International New Discovery Fund	1.1%
MFS Diversified Target Return Fund	1.0%
MFS Emerging Markets Equity Fund	0.1%
Cash & Other Net Assets	(0.1)%

Portfolio actual allocation

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 4/30/10.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS® Lifetime 2030 Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	12.5%
MFS Core Growth Fund	12.5%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.1%
MFS Research Fund	8.9%
MFS Research International Fund	7.9%
MFS International Value Fund	6.1%
MFS International Growth Fund	6.0%
MFS New Discovery Fund	4.5%
MFS Global Real Estate Fund	4.1%
MFS Inflation-Adjusted Bond Fund	3.8%
MFS Research Bond Fund	3.7%
MFS International New Discovery Fund	3.1%
MFS High Income Fund	2.3%
MFS Emerging Markets Debt Fund	2.3%
MFS Emerging Markets Equity Fund	1.5%
MFS Diversified Target Return Fund	0.5%
Cash & Other Net Assets	0.1%

Portfolio actual allocation

Percentages are based on net assets as of 4/30/10.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS® Lifetime 2040 Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	13.0%
MFS Core Growth Fund	12.9%
MFS Mid Cap Growth Fund	11.1%
MFS Mid Cap Value Fund	11.1%
MFS Research Fund	8.9%
MFS Research International Fund	7.9%
MFS International Value Fund	7.0%
MFS International Growth Fund	6.9%
MFS Global Real Estate Fund	5.0%
MFS New Discovery Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Research Bond Fund	2.5%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other Net Assets	0.1%

Portfolio actual allocation

Percentages are based on net assets as of 4/30/10.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

Market environment

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during the reporting period. Just prior to the beginning of the period, the fallout from a series of tumultuous financial events pushed global equity and credit markets to their lowest points during the crisis. Not only did Europe and Japan fall into very deep recessions, but an increasingly powerful engine of global growth – emerging markets – also contracted almost across the board. The subsequent recovery in global activity has been similarly synchronized, led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

During the early part of the reporting period, with the policy rate having been cut almost to 0%, the Fed continued to use its new lending facilities to alleviate ever-tightening credit markets. On the fiscal front, the U.S. Treasury designed and began implementing a massive fiscal stimulus package. As inflationary concerns diminished in the face of global deleveraging and equity and credit markets deteriorated more sharply, central banks around the world also cut interest rates dramatically. Early in the period, as several central banks had already approached their lower bound on policy rates, some central banks were implementing quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity.

However, by the middle of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates. Nonetheless, risky-asset valuation generally hit secular highs by the end of the period.

MFS Lifetime Retirement Income Fund

Summary of results

For the twelve months ended April 30, 2010, Class A shares of the MFS Lifetime Retirement Income Fund (the “fund”) provided a total return of 21.68%, at net asset value. This compares with a return of 8.30% for the fund’s benchmark, the Barclays Capital U.S. Aggregate Bond Index. The fund’s other benchmark, the MFS Lifetime Retirement Income Fund Blended Index (the “Blended Index”), generated a return of 16.26%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Contributors to performance

The fund’s allocation to equity funds, particularly to MFS Research Fund, MFS Mid Cap Value Fund, and MFS Mid Cap Growth Fund was the principal contributor to performance relative to the Blended Index. The fund’s investment in the MFS Research Bond Fund, which significantly outperformed its respective benchmark, the Barclays Capital U.S. Aggregate Bond Index, was another positive contributor to relative results.

Detractors from performance

The fund’s allocation to several fixed income funds, particularly to the MFS Limited Maturity Fund and the MFS Government Securities Fund, detracted from performance relative to the Blended Index.

MFS Lifetime 2010 Fund

Summary of results

For the twelve months ended April 30, 2010, Class A shares of the MFS Lifetime 2010 Fund (the “fund”) provided a total return of 22.39%, at net asset value. This compares with a return of 8.30% for the fund’s benchmark, the Barclays Capital U.S. Aggregate Bond Index. The fund’s other benchmark, the MFS Lifetime 2010 Fund Blended Index (the “Blended Index”), generated a return of 16.94%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Contributors to performance

During the reporting period, the principal contributor to performance relative to the Blended Index was the fund’s allocation to equity funds, particularly to MFS Research Fund, MFS Mid Cap Value Fund, and MFS Mid Cap Growth Fund. The fund’s investment in the MFS Research Bond Fund, which significantly outperformed its respective benchmark, the Barclays Capital U.S. Aggregate Bond Index, was also a positive contributor to relative returns.

Management Review – continued

Detractors from performance

The fund’s allocation to several fixed income funds, particularly to the MFS Limited Maturity Fund and the MFS Government Securities Fund, detracted from performance relative to the Blended Index.

MFS Lifetime 2020 Fund

Summary of results

For the twelve months ended April 30, 2010, Class A shares of the MFS Lifetime 2020 Fund (the “fund”) provided a total return of 32.47%, at net asset value. This compares with a return of 38.84% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2020 Fund Blended Index (the “Blended Index”), generated a return of 27.12%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Detractors from performance

The principal detractor from the fund’s performance relative to the Blended Index was the fund’s allocation to fixed income funds, particularly to the MFS Government Securities Fund, MFS Inflation-Adjusted Bond Fund, and MFS Research Bond Fund.

Contributors to performance

During the reporting period, the fund’s allocation to equity funds, particularly to MFS Mid Cap Value Fund, MFS Mid Cap Growth Fund, MFS Research Fund, and MFS New Discovery Fund, contributed to relative performance.

MFS Lifetime 2030 Fund

Summary of results

For the twelve months ended April 30, 2010, Class A shares of the MFS Lifetime 2030 Fund (the “fund”) provided a total return of 39.08%, at net asset value. This compares with a return of 38.84% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2030 Fund Blended Index (the “Blended Index”), generated a return of 35.07%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Contributors to performance

During the reporting period, the principal contributor to performance relative to the Blended Index was the fund’s allocation to equity funds, particularly to the MFS Mid Cap Value Fund, MFS Mid Cap Growth Fund, MFS New Discovery Fund, and MFS Global Real Estate Fund.

Detractors from performance

The fund’s allocation to fixed income funds, particularly to the MFS Inflation-Adjusted Bond Fund and MFS Research Bond Fund, held back performance relative to the Blended Index.

MFS Lifetime 2040 Fund

Summary of results

For the twelve months ended April 30, 2010, Class A shares of the MFS Lifetime 2040 Fund (the “fund”) provided a total return of 40.17%, at net asset value. This compares with a return of 38.84% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2040 Fund Blended Index (the “Blended Index”), generated a return of 37.08%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Contributors to performance

During the reporting period, the key driver of performance relative to the Blended Index was the fund’s allocation to equity funds, particularly to the MFS Mid Cap Value Fund, MFS Mid Cap Growth Fund, and MFS New Discovery Fund.

Detractors from performance

The fund’s allocation to the fixed income funds, MFS Inflation-Adjusted Bond Fund and MFS Research Bond Fund, held back relative performance.

Management Review – continued

Respectfully,

Joseph Flaherty

Portfolio Manager

Note to Shareholders: In February 2010, the Board of Trustees of the funds approved revisions to the target asset class allocations, underlying fund selections and underlying fund target weightings of the funds. These revisions are expected to occur on or before July 1, 2010. In accordance with these revisions, the Dow Jones-UBS Commodity Index will be added as a component of each fund’s Blended Index.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

PERFORMANCE SUMMARY THROUGH 4/30/10

The following charts illustrate a representative class of each fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

MFS® Lifetime Retirement Income Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/10

Without sales charge

Share class	Class inception date	1-yr	Life (t)
A	9/29/05	21.68%	5.55%
B	9/29/05	20.90%	4.86%
C	9/29/05	20.90%	4.86%
I	9/29/05	22.09%	5.91%
R1	9/29/05	20.88%	4.83%
R2	9/29/05	21.49%	5.31%
R3	9/29/05	21.93%	5.57%
R4	9/29/05	22.21%	5.88%

Comparative benchmarks
	Barclays Capital U.S. Aggregate Bond Index (f)	8.30%	5.57%
	MFS Lifetime Retirement Income Fund Blended Index (f)*	16.26%	5.35%

With sales charge
	A With Initial Sales Charge (5.75%)	14.68%	4.19%
	B With CDSC (Declining over six years from 4% to 0%) (x)	16.90%	4.49%
	C With CDSC (1% for 12 months) (x)	19.90%	4.86%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.
*	The table below depicts the individual component weights (in percent) of the blended benchmark (MFS Lifetime Retirement Income Fund Blended Index) at the beginning and at the end of the reporting period:

	4/30/10	4/30/09
Barclays Capital U.S. Aggregate Bond Index	72.20%	70.00%
Standard & Poor’s 500 Stock Index	21.40%	20.00%
MSCI EAFE Index	5.40%	—
FTSE EPRA/NAREIT Global Real Estate Index	1.00%	—
Barclays Capital Three-Month U.S. Treasury Bill Index	—	10.00%

Performance Summary – continued

MFS® Lifetime 2010 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/10

Without sales charge

Share class	Class inception date	1-yr	Life (t)
A	9/29/05	22.39%	5.70%
B	9/29/05	21.57%	5.00%
C	9/29/05	21.44%	4.96%
I	9/29/05	22.79%	6.03%
R1	9/29/05	21.52%	4.92%
R2	9/29/05	22.11%	5.41%
R3	9/29/05	22.39%	5.69%
R4	9/29/05	22.81%	5.98%

Comparative benchmarks
Barclays Capital U.S. Aggregate Bond Index (f)		8.30%	5.57%
MFS Lifetime 2010 Fund Blended Index (f)*		16.94%	5.09%

With sales charge
A With Initial Sales Charge (5.75%)		15.35%	4.34%
B With CDSC (Declining over six years from 4% to 0%) (x)		17.57%	4.63%
C With CDSC (1% for 12 months) (x)		20.44%	4.96%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC	– Contingent Deferred Sales Charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.
*	The weights of the components of the blended benchmark (MFS Lifetime 2010 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/10	4/30/09
Barclays Capital U.S. Aggregate Bond Index	71.11%	64.00%
Standard & Poor’s 500 Stock Index	22.19%	24.50%
MSCI EAFE Index	5.70%	1.50%
FTSE EPRA/NAREIT Global Real Estate Index	1.00%	—
Barclays Capital Three-Month U.S. Treasury Bill Index	—	10.00%

Performance Summary – continued

MFS® Lifetime 2020 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/10

Without sales charge

Share class	Class inception date	1-yr	Life (t)
A	9/29/05	32.47%	3.90%
B	9/29/05	31.53%	3.18%
C	9/29/05	31.52%	3.19%
I	9/29/05	32.75%	4.22%
R1	9/29/05	31.53%	3.14%
R2	9/29/05	32.13%	3.64%
R3	9/29/05	32.47%	3.89%
R4	9/29/05	32.92%	4.19%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		38.84%	1.57%
MFS Lifetime 2020 Fund Blended Index (f)*		27.12%	3.46%

With sales charge
A With Initial Sales Charge (5.75%)		24.85%	2.56%
B With CDSC (Declining over six years from 4% to 0%) (x)		27.53%	2.79%
C With CDSC (1% for 12 months) (x)		30.52%	3.19%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.
*	The weights of the components of the blended benchmark (MFS Lifetime 2020 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/10	4/30/09
Standard & Poor’s 500 Stock Index	45.29%	53.00%
Barclays Capital U.S. Aggregate Bond Index	38.59%	30.50%
MSCI EAFE Index	14.01%	13.00%
FTSE EPRA/NAREIT Global Real Estate Index	2.11%	—
Barclays Capital Three-Month U.S. Treasury Bill Index	—	3.50%

Performance Summary – continued

MFS® Lifetime 2030 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/10

Without sales charge

Share class	Class inception date	1-yr	Life (t)
A	9/29/05	39.08%	2.31%
B	9/29/05	38.07%	1.62%
C	9/29/05	37.90%	1.61%
I	9/29/05	39.32%	2.65%
R1	9/29/05	38.06%	1.57%
R2	9/29/05	38.63%	2.05%
R3	9/29/05	38.99%	2.29%
R4	9/29/05	39.38%	2.59%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		38.84%	1.57%
MFS Lifetime 2030 Fund Blended Index (f)*		35.07%	2.01%

With sales charge
A With Initial Sales Charge (5.75%)		31.08%	1.00%
B With CDSC (Declining over six years from 4% to 0%) (x)		34.07%	1.23%
C With CDSC (1% for 12 months) (x)		36.90%	1.61%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.
*	The weights of the components of the blended benchmark (MFS Lifetime 2030 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/10	4/30/09
Standard & Poor’s 500 Stock Index	58.88%	73.00%
MSCI EAFE Index	24.95%	20.00%
Barclays Capital U.S. Aggregate Bond Index	12.06%	7.00%
FTSE EPRA/NAREIT Global Real Estate Index	4.11%	—

Performance Summary – continued

MFS® Lifetime 2040 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/10

Without sales charge

Share class	Class inception date	1-yr	Life (t)
A	9/29/05	40.17%	1.86%
B	9/29/05	39.00%	1.17%
C	9/29/05	38.97%	1.18%
I	9/29/05	40.38%	2.19%
R1	9/29/05	39.08%	1.14%
R2	9/29/05	39.67%	1.62%
R3	9/29/05	40.13%	1.88%
R4	9/29/05	40.38%	2.16%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		38.84%	1.57%
MFS Lifetime 2040 Fund Blended Index (f)*		37.08%	1.60%

With sales charge
A With Initial Sales Charge (5.75%)		32.11%	0.56%
B With CDSC (Declining over six years from 4% to 0%) (x)		35.00%	0.77%
C With CDSC (1% for 12 months) (x)		37.97%	1.18%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.
*	The weights of the components of the blended benchmark (MFS Lifetime 2040 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/10	4/30/09
Standard & Poor’s 500 Stock Index	62.00%	80.00%
MSCI EAFE Index	28.00%	20.00%
Barclays Capital U.S. Aggregate Bond Index	5.00%	—
FTSE EPRA/NAREIT Global Real Estate Index	5.00%	—

Performance Summary – continued

Benchmark Definitions

Barclays Capital U.S. Aggregate Bond Index – a market capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.

Barclays Capital Three-Month U.S. Treasury Bill Index – is comprised of the U.S. Treasury Bill issue with a remaining maturity closest to 3 months, as of the last day of each month. The return of this one issue over the course of a month will be the return for the U.S. Treasury 3 Month Bellwether Index. The single-issue index will reset at the end of each month to include the specific U.S. Treasury issue which closest meets the 3-month-tomaturity parameter.

FTSE EPRA/NAREIT Global Real Estate Index – measures the performance of eligible real estate equities worldwide that generate a majority of their revenue and income through the ownership, disposure and development of income-producing real estate.

MSCI EAFE (Europe, Australasia, Far East) Index- a market capitalization-weighted index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.

Standard & Poor’s 500 Stock Index – a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund’s share classes may have different inception dates, the life returns may represent different time periods and may not be comparable.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers each fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the funds may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, November 1, 2009 through April 30, 2010

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME RETIREMENT INCOME FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/09	Ending Account Value 4/30/10	Expenses Paid During Period (p) 11/01/09-4/30/10
A	Actual	0.35%	$1,000.00	$1,069.42	$1.80
	Hypothetical (h)	0.35%	$1,000.00	$1,023.06	$1.76
B	Actual	1.10%	$1,000.00	$1,066.46	$5.64
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
C	Actual	1.10%	$1,000.00	$1,066.46	$5.64
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
I	Actual	0.10%	$1,000.00	$1,070.70	$0.51
	Hypothetical (h)	0.10%	$1,000.00	$1,024.30	$0.50
R1	Actual	1.10%	$1,000.00	$1,066.41	$5.64
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
R2	Actual	0.60%	$1,000.00	$1,068.04	$3.08
	Hypothetical (h)	0.60%	$1,000.00	$1,021.82	$3.01
R3	Actual	0.35%	$1,000.00	$1,070.43	$1.80
	Hypothetical (h)	0.35%	$1,000.00	$1,023.06	$1.76
R4	Actual	0.10%	$1,000.00	$1,071.71	$0.51
	Hypothetical (h)	0.10%	$1,000.00	$1,024.30	$0.50

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2010 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/09	Ending Account Value 4/30/10	Expenses Paid During Period (p) 11/01/09-4/30/10
A	Actual	0.35%	$1,000.00	$1,070.79	$1.80
	Hypothetical (h)	0.35%	$1,000.00	$1,023.06	$1.76
B	Actual	1.10%	$1,000.00	$1,067.55	$5.64
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
C	Actual	1.10%	$1,000.00	$1,066.89	$5.64
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
I	Actual	0.10%	$1,000.00	$1,072.72	$0.51
	Hypothetical (h)	0.10%	$1,000.00	$1,024.30	$0.50
R1	Actual	1.10%	$1,000.00	$1,067.39	$5.64
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
R2	Actual	0.60%	$1,000.00	$1,070.46	$3.08
	Hypothetical (h)	0.60%	$1,000.00	$1,021.82	$3.01
R3	Actual	0.35%	$1,000.00	$1,071.72	$1.80
	Hypothetical (h)	0.35%	$1,000.00	$1,023.06	$1.76
R4	Actual	0.10%	$1,000.00	$1,073.77	$0.51
	Hypothetical (h)	0.10%	$1,000.00	$1,024.30	$0.50

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2020 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/09	Ending Account Value 4/30/10	Expenses Paid During Period (p) 11/01/09-4/30/10
A	Actual	0.35%	$1,000.00	$1,111.33	$1.83
	Hypothetical (h)	0.35%	$1,000.00	$1,023.06	$1.76
B	Actual	1.10%	$1,000.00	$1,107.04	$5.75
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
C	Actual	1.10%	$1,000.00	$1,106.09	$5.74
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
I	Actual	0.10%	$1,000.00	$1,112.04	$0.52
	Hypothetical (h)	0.10%	$1,000.00	$1,024.30	$0.50
R1	Actual	1.10%	$1,000.00	$1,106.57	$5.75
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
R2	Actual	0.60%	$1,000.00	$1,109.96	$3.14
	Hypothetical (h)	0.60%	$1,000.00	$1,021.82	$3.01
R3	Actual	0.35%	$1,000.00	$1,110.18	$1.83
	Hypothetical (h)	0.35%	$1,000.00	$1,023.06	$1.76
R4	Actual	0.10%	$1,000.00	$1,112.07	$0.52
	Hypothetical (h)	0.10%	$1,000.00	$1,024.30	$0.50

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2030 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/09	Ending Account Value 4/30/10	Expenses Paid During Period (p) 11/01/09-4/30/10
A	Actual	0.35%	$1,000.00	$1,134.42	$1.85
	Hypothetical (h)	0.35%	$1,000.00	$1,023.06	$1.76
B	Actual	1.10%	$1,000.00	$1,129.97	$5.81
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
C	Actual	1.10%	$1,000.00	$1,129.85	$5.81
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
I	Actual	0.10%	$1,000.00	$1,136.01	$0.53
	Hypothetical (h)	0.10%	$1,000.00	$1,024.30	$0.50
R1	Actual	1.10%	$1,000.00	$1,129.86	$5.81
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
R2	Actual	0.60%	$1,000.00	$1,132.21	$3.17
	Hypothetical (h)	0.60%	$1,000.00	$1,021.82	$3.01
R3	Actual	0.35%	$1,000.00	$1,133.40	$1.85
	Hypothetical (h)	0.35%	$1,000.00	$1,023.06	$1.76
R4	Actual	0.10%	$1,000.00	$1,136.16	$0.53
	Hypothetical (h)	0.10%	$1,000.00	$1,024.30	$0.50

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2040 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/09	Ending Account Value 4/30/10	Expenses Paid During Period (p) 11/01/09-4/30/10
A	Actual	0.35%	$1,000.00	$1,137.86	$1.86
	Hypothetical (h)	0.35%	$1,000.00	$1,023.06	$1.76
B	Actual	1.10%	$1,000.00	$1,133.05	$5.82
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
C	Actual	1.10%	$1,000.00	$1,134.62	$5.82
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
I	Actual	0.10%	$1,000.00	$1,139.11	$0.53
	Hypothetical (h)	0.10%	$1,000.00	$1,024.30	$0.50
R1	Actual	1.10%	$1,000.00	$1,133.87	$5.82
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
R2	Actual	0.60%	$1,000.00	$1,136.88	$3.18
	Hypothetical (h)	0.60%	$1,000.00	$1,021.82	$3.01
R3	Actual	0.35%	$1,000.00	$1,138.84	$1.86
	Hypothetical (h)	0.35%	$1,000.00	$1,023.06	$1.76
R4	Actual	0.10%	$1,000.00	$1,140.45	$0.53
	Hypothetical (h)	0.10%	$1,000.00	$1,024.30	$0.50

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/10

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS LIFETIME RETIREMENT INCOME FUND

Mutual Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	65,892	$1,114,228
MFS Diversified Target Return Fund - Class I (a)	118,490	1,122,099
MFS Emerging Markets Debt Fund - Class I	116,609	1,691,999
MFS Global Real Estate Fund - Class I	37,662	563,802
MFS Government Securities Fund - Class I	556,917	5,652,705
MFS High Income Fund - Class I	503,680	1,697,401
MFS Inflation-Adjusted Bond Fund - Class I	554,960	5,655,042
MFS International Growth Fund - Class I	24,148	560,957
MFS International Value Fund - Class I	23,669	563,311
MFS Limited Maturity Fund - Class I	1,819,103	11,296,627
MFS Mid Cap Growth Fund - Class I (a)	202,775	1,672,892
MFS Mid Cap Value Fund - Class I	138,453	1,671,125
MFS New Discovery Fund - Class I (a)	51,644	1,118,608
MFS Research Bond Fund - Class I	1,372,425	14,135,977
MFS Research Fund - Class I	212,051	5,015,007
MFS Research International Fund - Class I	119,173	1,682,716
MFS Value Fund - Class I	50,852	1,119,261
Total Mutual Funds (Identified Cost, $50,556,511)		$56,333,757

Short-Term Obligations (y) - 0.6%
Societe Generale North America, Inc., 0.23%, due 5/03/10 at Amortized Cost and Value	$310,000	$309,996
Total Investments (Identified Cost, $50,866,507)		$56,643,753

Other Assets, Less Liabilities - (0.6)%		(327,568)
Net Assets - 100.0%		$56,316,185

MFS LIFETIME 2010 FUND

Mutual Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	65,474	$1,107,171
MFS Diversified Target Return Fund - Class I (a)	100,822	954,783
MFS Emerging Markets Debt Fund - Class I	104,770	1,520,218
MFS Global Real Estate Fund - Class I	32,001	479,049
MFS Government Securities Fund - Class I	473,513	4,806,156
MFS High Income Fund - Class I	452,279	1,524,180
MFS Inflation-Adjusted Bond Fund - Class I	472,475	4,814,523
MFS International Growth Fund - Class I	22,267	517,260
MFS International Value Fund - Class I	21,802	518,876
MFS Limited Maturity Fund - Class I	1,481,302	9,198,886
MFS Mid Cap Growth Fund - Class I (a)	178,914	1,476,038
MFS Mid Cap Value Fund - Class I	121,879	1,471,083
MFS New Discovery Fund - Class I (a)	43,915	951,195
MFS Research Bond Fund - Class I	1,146,892	11,812,986
MFS Research Fund - Class I	176,022	4,162,921
MFS Research International Fund - Class I	104,127	1,470,267
MFS Value Fund - Class I	50,387	1,109,028
Total Mutual Funds (Identified Cost, $41,591,267)		$47,894,620

Short-Term Obligations (y) - 0.7%
Societe Generale North America, Inc., 0.23%, due 5/03/10, at Amortized Cost and Value	$324,000	$323,996
Total Investments (Identified Cost, $41,915,263)		$48,218,616

Other Assets, Less Liabilities - (0.7)%		(327,068)
Net Assets - 100.0%		$47,891,548

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2020 FUND

Mutual Funds - 100.1%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	576,706	$9,752,097
MFS Diversified Target Return Fund - Class I (a)	111,822	1,058,951
MFS Emerging Markets Debt Fund - Class I	366,325	5,315,369
MFS Emerging Markets Equity Fund - Class I	3,317	99,795
MFS Global Real Estate Fund - Class I	148,570	2,224,094
MFS Government Securities Fund - Class I	960,596	9,750,047
MFS High Income Fund - Class I	1,586,806	5,347,535
MFS Inflation-Adjusted Bond Fund - Class I	525,347	5,353,282
MFS International Growth Fund - Class I	142,812	3,317,530
MFS International New Discovery Fund - Class I	59,072	1,156,626
MFS International Value Fund - Class I	139,720	3,325,342
MFS Mid Cap Growth Fund - Class I (a)	919,813	7,588,457
MFS Mid Cap Value Fund - Class I	628,107	7,581,249
MFS New Discovery Fund - Class I (a)	151,343	3,278,095
MFS Research Bond Fund - Class I	1,464,962	15,089,114
MFS Research Fund - Class I	398,674	9,428,650
MFS Research International Fund - Class I	458,758	6,477,666
MFS Value Fund - Class I	443,775	9,767,483
Total Mutual Funds (Identified Cost, $99,094,843)		$105,911,382

Short-Term Obligations (y) - 0.3%
Societe Generale North America, Inc., 0.23%, due 5/03/10 at Amortized Cost and Value	$296,000	$295,996
Total Investments (Identified Cost, $99,390,839)		$106,207,378

Other Assets, Less Liabilities - (0.4)%		(431,297)
Net Assets - 100.0%		$105,776,081

MFS LIFETIME 2030 FUND

Mutual Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	543,417	$9,189,180
MFS Diversified Target Return Fund - Class I (a)	36,765	348,169
MFS Emerging Markets Debt Fund - Class I	117,669	1,707,380
MFS Emerging Markets Equity Fund - Class I	37,575	1,130,627
MFS Global Real Estate Fund - Class I	202,580	3,032,621
MFS High Income Fund - Class I	510,365	1,719,929
MFS Inflation-Adjusted Bond Fund - Class I	270,614	2,757,555
MFS International Growth Fund - Class I	192,314	4,467,459
MFS International New Discovery Fund - Class I	116,373	2,278,583
MFS International Value Fund - Class I	188,449	4,485,095
MFS Mid Cap Growth Fund - Class I (a)	904,776	7,464,402
MFS Mid Cap Value Fund - Class I	616,499	7,441,146
MFS New Discovery Fund - Class I (a)	154,088	3,337,550
MFS Research Bond Fund - Class I	266,181	2,741,662
MFS Research Fund - Class I	278,954	6,597,268
MFS Research International Fund - Class I	414,709	5,855,693
MFS Value Fund - Class I	419,811	9,240,033
Total Mutual Funds (Identified Cost, $68,583,436)		$73,794,352

Short-Term Obligations (y) - 0.1%
Societe Generale North America, Inc., 0.23%, due 5/03/10 at Amortized Cost and Value	$120,000	$119,998
Total Investments (Identified Cost, $68,703,434)		$73,914,350

Other Assets, Less Liabilities - (0.0)%		(32,625)
Net Assets - 100.0%		$73,881,725

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2040 FUND

Mutual Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	381,674	$6,454,100
MFS Emerging Markets Equity Fund - Class I	33,110	996,269
MFS Global Real Estate Fund - Class I	167,528	2,507,895
MFS Inflation-Adjusted Bond Fund - Class I	125,255	1,276,349
MFS International Growth Fund - Class I	148,852	3,457,841
MFS International New Discovery Fund - Class I	101,594	1,989,214
MFS International Value Fund - Class I	145,374	3,459,891
MFS Mid Cap Growth Fund - Class I (a)	669,892	5,526,605
MFS Mid Cap Value Fund - Class I	457,555	5,522,692
MFS New Discovery Fund - Class I (a)	115,467	2,501,005
MFS Research Bond Fund - Class I	123,129	1,268,229
MFS Research Fund - Class I	188,663	4,461,872
MFS Research International Fund - Class I	278,747	3,935,902
MFS Value Fund - Class I	294,281	6,477,120
Total Mutual Funds (Identified Cost, $45,204,374)		$49,834,984

Short-Term Obligations (y) - 0.3%
Societe Generale North America, Inc., 0.23%, due 5/03/10 at Amortized Cost and Value	$122,000	$121,998
Total Investments (Identified Cost, $45,326,372)		$49,956,982

Other Assets, Less Liabilities - (0.2)%		(81,202)
Net Assets - 100.0%		$49,875,780

Portfolio Footnotes:

(a)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 4/30/10

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Assets
Investments –
Underlying funds, at value (Identified cost, $50,556,511, $41,591,267, $99,094,843, $68,583,436, and $45,204,374 respectively)	$56,333,757	$47,894,620	$105,911,382	$73,794,352	$49,834,984
Short-Term obligations, at amortized cost and value	309,996	323,996	295,996	119,998	121,998
Total investments, at value (identified cost, $50,866,507, $41,915,263, $99,390,839, $68,703,434, and $45,326,372 respectively)	$56,643,753	$48,218,616	$106,207,378	$73,914,350	$49,956,982
Cash	357	564	432	291	352
Receivables for
Investments sold	39,288	53,712	52,451	35,734	51,094
Fund shares sold	347,798	42,340	224,295	232,497	102,197
Other assets	587	562	996	752	562
Total assets	$57,031,783	$48,315,794	$106,485,552	$74,183,624	$50,111,187

Liabilities
Payables for
Distributions	$15,173	$—	$—	$—	$—
Investments purchased	602,677	300,298	353,021	129,317	113,736
Fund shares reacquired	57,431	84,031	302,195	126,493	80,711
Payable to affiliates
Investment adviser	3,252	4,705	14,756	8,518	5,247
Shareholder servicing costs	10	202	455	562	2
Distribution and service fees	1,704	1,358	2,919	1,973	1,348
Administrative services fee	96	96	96	96	96
Payable for independent Trustees’ compensation	16	22	14	18	22
Accrued expenses and other liabilities	35,239	33,534	36,015	34,922	34,245
Total liabilities	$715,598	$424,246	$709,471	$301,899	$235,407
Net assets	$56,316,185	$47,891,548	$105,776,081	$73,881,725	$49,875,780

Net assets consist of
Paid-in capital	$53,134,344	$45,671,123	$110,046,201	$78,722,954	$51,391,913
Unrealized appreciation (depreciation) on investments	5,777,246	6,303,353	6,816,539	5,210,916	4,630,610
Accumulated net realized gain (loss) on investments	(2,594,253)	(4,431,149)	(11,499,957)	(10,091,801)	(6,146,743)
Accumulated undistributed (distributions in excess of) net investment income	(1,152)	348,221	413,298	39,656	—
Net assets	$56,316,185	$47,891,548	$105,776,081	$73,881,725	$49,875,780

Statements of Assets and Liabilities – continued

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Net Assets
Class A	$21,257,228	$9,605,443	$20,096,629	$9,816,690	$6,860,643
Class B	3,104,308	2,096,092	4,418,195	2,910,742	1,630,447
Class C	15,483,567	4,242,629	5,978,301	2,494,626	2,133,791
Class I	556,767	499,390	856,738	1,957,987	2,093,925
Class R1	1,023,341	3,621,645	9,195,448	6,389,013	3,758,582
Class R2	10,623,935	22,114,135	49,038,632	36,518,463	27,881,230
Class R3	4,150,960	5,536,255	15,848,179	13,516,073	5,282,674
Class R4	116,079	175,959	343,959	278,131	234,488
Total net assets	$56,316,185	$47,891,548	$105,776,081	$73,881,725	$49,875,780

Shares of beneficial interest outstanding
Class A	2,006,589	849,698	1,951,543	1,016,018	722,910
Class B	292,933	186,823	431,884	303,791	172,627
Class C	1,461,219	381,045	588,388	260,843	227,509
Class I	52,511	44,000	82,837	201,901	219,609
Class R1	96,494	325,144	901,596	667,561	400,265
Class R2	1,002,277	1,971,355	4,790,072	3,807,390	2,955,697
Class R3	391,751	489,964	1,538,280	1,401,410	556,788
Class R4	10,945	15,522	33,277	28,712	24,606
Total shares of beneficial interest outstanding	5,314,719	4,263,551	10,317,877	7,687,626	5,280,011

Class A shares
Net asset value per share (net assets/shares of beneficial interest outstanding)	$10.59	$11.30	$10.30	$9.66	$9.49
Offering price per share (100 / 94.25 × net asset value per share)	$11.24	$11.99	$10.93	$10.25	$10.07

Class B shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$10.60	$11.22	$10.23	$9.58	$9.44

Class C shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$10.60	$11.13	$10.16	$9.56	$9.38

Class I shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$10.60	$11.35	$10.34	$9.70	$9.53

Class R1 shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$10.61	$11.14	$10.20	$9.57	$9.39

Class R2 shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$10.60	$11.22	$10.24	$9.59	$9.43

Class R3 shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$10.60	$11.30	$10.30	$9.64	$9.49

Class R4 shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$10.61	$11.34	$10.34	$9.69	$9.53

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Year ended 4/30/10

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Net investment income
Dividends from underlying funds	$1,334,114	$1,394,600	$2,322,103	$1,068,374	$631,533
Interest	389	184	307	305	263
Total investment income	$1,334,503	$1,394,784	$2,322,410	$1,068,679	$631,796
Expenses
Distribution and service fees	$191,938	$201,993	$441,314	$280,366	$191,652
Shareholder servicing costs	2,305	2,556	6,196	6,903	7,943
Administrative services fee	17,500	17,500	17,500	17,500	17,500
Independent Trustees’ compensation	1,817	1,855	4,147	2,421	1,842
Custodian fee	13,952	6,167	11,960	9,017	7,026
Shareholder communications	5,450	7,923	9,590	8,610	8,976
Auditing fees	30,993	30,993	30,993	30,993	30,993
Legal fees	1,044	1,147	2,103	1,479	1,098
Registration fees	88,805	87,552	90,712	88,103	86,831
Miscellaneous	13,100	13,850	15,759	14,216	14,134
Total expenses	$366,904	$371,536	$630,274	$459,608	$367,995
Fees paid indirectly	(5)	—	—	(1)	—
Reduction of expenses by investment adviser	(137,094)	(129,550)	(100,469)	(120,600)	(136,307)
Net expenses	$229,805	$241,986	$529,805	$339,007	$231,688
Net investment income	$1,104,698	$1,152,798	$1,792,605	$729,672	$400,108

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions from underlying funds	$(71,907)	$55,077	$(1,543,955)	$(653,628)	$(576,493)
Capital gain distributions from underlying funds	68,557	68,005	316,408	416,036	342,779
Net realized gain (loss) on investments	$(3,350)	$123,082	$(1,227,547)	$(237,592)	$(233,714)
Change in unrealized appreciation (depreciation) investments	$5,369,124	$6,198,417	$22,729,655	$17,204,177	$11,867,852
Net realized and unrealized gain (loss) on investments	$5,365,774	$6,321,499	$21,502,108	$16,966,585	$11,634,138
Change in net assets from operations	$6,470,472	$7,474,297	$23,294,713	$17,696,257	$12,034,246

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Year ended 4/30/10	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Change in net assets

From operations
Net investment income	$1,104,698	$1,152,798	$1,792,605	$729,672	$400,108
Net realized gain (loss) on investments	(3,350)	123,082	(1,227,547)	(237,592)	(233,714)
Net unrealized gain (loss) on investments	5,369,124	6,198,417	22,729,655	17,204,177	11,867,852
Change in net assets from operations	$6,470,472	$7,474,297	$23,294,713	$17,696,257	$12,034,246

Distributions declared to shareholders
From net investment income	$(1,165,688)	$(1,180,001)	$(2,090,006)	$(1,106,052)	$(760,037)
From net realized gain on investments	(6,251)	—	—	—	—
Total distributions declared to shareholders	$(1,171,939)	$(1,180,001)	$(2,090,006)	$(1,106,052)	$(760,037)
Change in net assets from fund share transactions	$29,772,233	$10,522,875	$17,177,903	$16,101,603	$12,294,450
Total change in net assets	$35,070,766	$16,817,171	$38,382,610	$32,691,808	$23,568,659

Net assets
At beginning of period	21,245,419	31,074,377	67,393,471	41,189,917	26,307,121
At end of period	$56,316,185	$47,891,548	$105,776,081	$73,881,725	$49,875,780
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,152)	$348,221	$413,298	$39,656	$—

Year ended 4/30/09	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Change in net assets

From operations
Net investment income	$662,688	$951,454	$1,465,566	$362,577	$131,231
Net realized gain (loss) on investments	(2,409,056)	(4,339,995)	(9,322,048)	(8,706,744)	(5,170,286)
Net unrealized gain (loss) on investments	584,847	261,038	(14,965,642)	(10,736,593)	(6,557,411)
Change in net assets from operations	$(1,161,521)	$(3,127,503)	$(22,822,124)	$(19,080,760)	$(11,596,466)

Distributions declared to shareholders
From net investment income	$(669,090)	$(1,007,071)	$(1,886,907)	$(792,773)	$(438,513)
From net realized gain on investments	(87,082)	(41,666)	(479,310)	(576,278)	(307,339)
Total distributions declared to shareholders	$(756,172)	$(1,048,737)	$(2,366,217)	$(1,369,051)	$(745,852)
Change in net assets from fund share transactions	$4,819,749	$4,893,732	$15,852,632	$9,986,843	$10,525,780
Total change in net assets	$2,902,056	$717,492	$(9,335,709)	$(10,462,968)	$(1,816,538)

Net assets
At beginning of period	18,343,363	30,356,885	76,729,180	51,652,885	28,123,659
At end of period	$21,245,419	$31,074,377	$67,393,471	$41,189,917	$26,307,121
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(8,687)	$307,419	$394,291	$—	$—

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS LIFETIME RETIREMENT INCOME FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2010		2009	2008	2007	2006 (c)
Net asset value, beginning of period	$9.00		$10.09	$10.36	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.32		$0.34	$0.40	$0.39	$0.24
Net realized and unrealized gain (loss) on investments	1.61		(1.04)	(0.13)	0.36	(0.02	)(g)
Total from investment operations	$1.93		$(0.70)	$0.27	$0.75	$0.22

Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.35)	$(0.42)	$(0.38)	$(0.22)
From net realized gain on investments	(0.00	)(w)	(0.04)	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.34)		$(0.39)	$(0.54)	$(0.39)	$(0.22)
Net asset value, end of period	$10.59		$9.00	$10.09	$10.36	$10.00
Total return (%) (r)(s)(t)	21.68		(6.90)	2.67	7.67	2.27	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.70		1.23	1.61	3.79	14.17	(a)
Expenses after expense reductions (f)(h)	0.35		0.43	0.46	0.45	0.45	(a)
Net investment income	3.20		3.72	4.01	3.79	3.87	(a)
Portfolio turnover	12		58	61	22	14
Net assets at end of period (000 omitted)	$21,257		$4,940	$3,397	$1,954	$724

	Years ended 4/30
Class B	2010		2009	2008	2007	2006 (c)
Net asset value, beginning of period	$9.00		$10.09	$10.36	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.25		$0.28	$0.35	$0.32	$0.20
Net realized and unrealized gain (loss) on investments	1.61		(1.05)	(0.15)	0.37	(0.01	)(g)
Total from investment operations	$1.86		$(0.77)	$0.20	$0.69	$0.19

Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.28)	$(0.35)	$(0.32)	$(0.19)
From net realized gain on investments	(0.00	)(w)	(0.04)	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.26)		$(0.32)	$(0.47)	$(0.33)	$(0.19)
Net asset value, end of period	$10.60		$9.00	$10.09	$10.36	$10.00
Total return (%) (r)(s)(t)	20.90		(7.52)	2.01	6.98	1.88	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.48		1.91	2.28	4.46	14.82	(a)
Expenses after expense reductions (f)(h)	1.10		1.10	1.11	1.10	1.10	(a)
Net investment income	2.47		3.11	3.41	3.14	3.21	(a)
Portfolio turnover	12		58	61	22	14
Net assets at end of period (000 omitted)	$3,104		$1,377	$771	$630	$367

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Years ended 4/30
Class C	2010		2009	2008	2007	2006 (c)
Net asset value, beginning of period	$9.00		$10.10	$10.36	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.25		$0.29	$0.35	$0.31	$0.19
Net realized and unrealized gain (loss) on investments	1.61		(1.07)	(0.14)	0.38	0.00	(w)
Total from investment operations	$1.86		$(0.78)	$0.21	$0.69	$0.19

Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.28)	$(0.35)	$(0.32)	$(0.19)
From net realized gain on investments	(0.00	)(w)	(0.04)	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.26)		$(0.32)	$(0.47)	$(0.33)	$(0.19)
Net asset value, end of period	$10.60		$9.00	$10.10	$10.36	$10.00
Total return (%) (r)(s)(t)	20.90		(7.61)	2.11	6.98	1.88	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.43		1.88	2.28	4.35	14.82	(a)
Expenses after expense reductions (f)(h)	1.10		1.10	1.11	1.10	1.10	(a)
Net investment income	2.46		3.20	3.40	3.09	3.14	(a)
Portfolio turnover	12		58	61	22	14
Net assets at end of period (000 omitted)	$15,484		$2,808	$1,034	$778	$379

	Years ended 4/30
Class I	2010		2009	2008	2007	2006 (c)
Net asset value, beginning of period	$9.00		$10.10	$10.36	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.34		$0.37	$0.40	$0.41	$0.25
Net realized and unrealized gain (loss) on investments	1.62		(1.05)	(0.08)	0.38	(0.01	)(g)
Total from investment operations	$1.96		$(0.68)	$0.32	$0.79	$0.24

Less distributions declared to shareholders
From net investment income	$(0.36)		$(0.38)	$(0.46)	$(0.42)	$(0.24)
From net realized gain on investments	(0.00	)(w)	(0.04)	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.36)		$(0.42)	$(0.58)	$(0.43)	$(0.24)
Net asset value, end of period	$10.60		$9.00	$10.10	$10.36	$10.00
Total return (%) (r)(s)	22.09		(6.68)	3.14	8.04	2.48	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.45		0.90	1.17	3.50	13.82	(a)
Expenses after expense reductions (f)(h)	0.10		0.10	0.11	0.10	0.10	(a)
Net investment income	3.33		4.07	4.16	4.14	4.24	(a)
Portfolio turnover	12		58	61	22	14
Net assets at end of period (000 omitted)	$557		$198	$203	$67	$51

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Years ended 4/30
Class R1	2010		2009	2008	2007	2006 (c)
Net asset value, beginning of period	$9.01		$10.10	$10.35	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.25		$0.29	$0.39	$0.32	$0.18
Net realized and unrealized gain (loss) on investments	1.61		(1.06)	(0.17)	0.35	0.00	(w)
Total from investment operations	$1.86		$(0.77)	$0.22	$0.67	$0.18

Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.28)	$(0.35)	$(0.31)	$(0.18)
From net realized gain on investments	(0.00	)(w)	(0.04)	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.26)		$(0.32)	$(0.47)	$(0.32)	$(0.18)
Net asset value, end of period	$10.61		$9.01	$10.10	$10.35	$10.00
Total return (%) (r)(s)	20.88		(7.51)	2.13	6.77	1.82	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.51		1.91	2.43	4.65	15.02	(a)
Expenses after expense reductions (f)(h)	1.10		1.10	1.19	1.20	1.20	(a)
Net investment income	2.47		3.12	3.57	3.04	3.15	(a)
Portfolio turnover	12		58	61	22	14
Net assets at end of period (000 omitted)	$1,023		$691	$645	$1,162	$127

	Years ended 4/30
Class R2	2010		2009	2008	2007	2006 (c)
Net asset value, beginning of period	$9.00		$10.09	$10.36	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.30		$0.33	$0.38	$0.38	$0.20
Net realized and unrealized gain (loss) on investments	1.61		(1.05)	(0.13)	0.34	0.01
Total from investment operations	$1.91		$(0.72)	$0.25	$0.72	$0.21

Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.33)	$(0.40)	$(0.35)	$(0.21)
From net realized gain on investments	(0.00	)(w)	(0.04)	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.31)		$(0.37)	$(0.52)	$(0.36)	$(0.21)
Net asset value, end of period	$10.60		$9.00	$10.09	$10.36	$10.00
Total return (%) (r)(s)	21.49		(7.05)	2.42	7.35	2.09	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.99		1.40	1.84	4.23	14.57	(a)
Expenses after expense reductions (f)(h)	0.60		0.60	0.69	0.75	0.75	(a)
Net investment income	2.98		3.57	3.76	3.50	3.54	(a)
Portfolio turnover	12		58	61	22	14
Net assets at end of period (000 omitted)	$10,624		$6,102	$6,504	$1,314	$241

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Years ended 4/30
Class R3	2010		2009	2008	2007	2006 (c)
Net asset value, beginning of period	$8.99		$10.09	$10.35	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.33		$0.35	$0.44	$0.36	$0.22
Net realized and unrealized gain (loss) on investments	1.62		(1.06)	(0.16)	0.38	(0.00	)(g)(w)
Total from investment operations	$1.95		$(0.71)	$0.28	$0.74	$0.22

Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.35)	$(0.42)	$(0.38)	$(0.22)
From net realized gain on investments	(0.00	)(w)	(0.04)	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.34)		$(0.39)	$(0.54)	$(0.39)	$(0.22)
Net asset value, end of period	$10.60		$8.99	$10.09	$10.35	$10.00
Total return (%) (r)(s)	21.93		(6.92)	2.77	7.51	2.24	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.77		1.15	1.66	3.57	14.22	(a)
Expenses after expense reductions (f)(h)	0.35		0.35	0.45	0.50	0.50	(a)
Net investment income	3.29		3.82	4.14	3.62	3.84	(a)
Portfolio turnover	12		58	61	22	14
Net assets at end of period (000 omitted)	$4,151		$5,071	$5,616	$660	$53

	Years ended 4/30
Class R4	2010		2009	2008	2007	2006 (c)
Net asset value, beginning of period	$9.00		$10.10	$10.37	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.34		$0.37	$0.44	$0.41	$0.24
Net realized and unrealized gain (loss) on investments	1.63		(1.05)	(0.14)	0.38	0.00	(w)
Total from investment operations	$1.97		$(0.68)	$0.30	$0.79	$0.24

Less distributions declared to shareholders
From net investment income	$(0.36)		$(0.38)	$(0.45)	$(0.41)	$(0.24)
From net realized gain on investments	(0.00)		(0.04)	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.36)		$(0.42)	$(0.57)	$(0.42)	$(0.24)
Net asset value, end of period	$10.61		$9.00	$10.10	$10.37	$10.00
Total return (%) (r)(s)	22.21		(6.67)	2.97	8.04	2.42	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.47		0.88	1.42	3.58	13.92	(a)
Expenses after expense reductions (f)(h)	0.10		0.10	0.16	0.20	0.20	(a)
Net investment income	3.38		3.97	4.28	4.04	4.14	(a)
Portfolio turnover	12		58	61	22	14
Net assets at end of period (000 omitted)	$116		$58	$172	$55	$51

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if Shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2010	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$9.51	$10.98	$11.08	$10.39	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.34	$0.34	$0.37	$0.35	$0.18
Net realized and unrealized gain (loss) on investments	1.78	(1.45)	(0.07)	0.56	0.29
Total from investment operations	$2.12	$(1.11)	$0.30	$0.91	$0.47

Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.35)	$(0.25)	$(0.20)	$(0.08)
From net realized gain on investments	—	(0.01)	(0.15)	(0.02)	—
Total distributions declared to shareholders	$(0.33)	$(0.36)	$(0.40)	$(0.22)	$(0.08)
Net asset value, end of period	$11.30	$9.51	$10.98	$11.08	$10.39
Total return (%) (r)(s)(t)	22.39	(9.89)	2.65	8.80	4.67	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.68	0.90	1.19	2.63	13.57	(a)
Expenses after expense reductions (f)(h)	0.35	0.43	0.45	0.45	0.45	(a)
Net investment income	3.16	3.44	3.42	3.25	2.96	(a)
Portfolio turnover	14	62	22	27	3
Net assets at end of period (000 omitted)	$9,605	$6,136	$5,308	$3,058	$468

	Years ended 4/30
Class B	2010	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$9.44	$10.91	$11.02	$10.37	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.26	$0.27	$0.29	$0.28	$0.14
Net realized and unrealized gain (loss) on investments	1.77	(1.43)	(0.07)	0.54	0.29
Total from investment operations	$2.03	$(1.16)	$0.22	$0.82	$0.43

Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.30)	$(0.18)	$(0.15)	$(0.06)
From net realized gain on investments	—	(0.01)	(0.15)	(0.02)	—
Total distributions declared to shareholders	$(0.25)	$(0.31)	$(0.33)	$(0.17)	$(0.06)
Net asset value, end of period	$11.22	$9.44	$10.91	$11.02	$10.37
Total return (%) (r)(s)(t)	21.57	(10.46)	2.01	7.99	4.32(n	)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.44	1.57	1.85	3.41	14.22	(a)
Expenses after expense reductions (f)(h)	1.10	1.10	1.10	1.10	1.10	(a)
Net investment income	2.42	2.77	2.75	2.59	2.32	(a)
Portfolio turnover	14	62	22	27	3
Net assets at end of period (000 omitted)	$2,096	$1,762	$1,578	$677	$138

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Years ended 4/30
Class C	2010	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$9.40	$10.89	$11.02	$10.37	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.26	$0.27	$0.31	$0.27	$0.14
Net realized and unrealized gain (loss) on investments	1.75	(1.44)	(0.09)	0.56	0.29
Total from investment operations	$2.01	$(1.17)	$0.22	$0.83	$0.43

Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.31)	$(0.20)	$(0.16)	$(0.06)
From net realized gain on investments	—	(0.01)	(0.15)	(0.02)	—
Total distributions declared to shareholders	$(0.28)	$(0.32)	$(0.35)	$(0.18)	$(0.06)
Net asset value, end of period	$11.13	$9.40	$10.89	$11.02	$10.37
Total return (%) (r)(s)(t)	21.44	(10.52)	1.98	8.01	4.28	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.42	1.58	1.87	3.41	14.22	(a)
Expenses after expense reductions (f)(h)	1.10	1.10	1.10	1.10	1.10	(a)
Net investment income	2.42	2.79	2.80	2.60	2.33	(a)
Portfolio turnover	14	62	22	27	3
Net assets at end of period (000 omitted)	$4,243	$2,138	$946	$522	$96

	Years ended 4/30
Class I	2010	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$9.54	$11.02	$11.11	$10.41	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.37	$0.37	$0.43	$0.36	$0.22
Net realized and unrealized gain (loss) on investments	1.79	(1.46)	(0.09)	0.57	0.27
Total from investment operations	$2.16	$(1.09)	$0.34	$0.93	$0.49

Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.38)	$(0.28)	$(0.21)	$(0.08)
From net realized gain on investments	—	(0.01)	(0.15)	(0.02)	—
Total distributions declared to shareholders	$(0.35)	$(0.39)	$(0.43)	$(0.23)	$(0.08)
Net asset value, end of period	$11.35	$9.54	$11.02	$11.11	$10.41
Total return (%) (r)(s)	22.79	(9.64)	3.02	9.05	4.94	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.44	0.55	0.84	2.63	13.22	(a)
Expenses after expense reductions (f)(h)	0.10	0.10	0.10	0.10	0.10	(a)
Net investment income	3.45	3.66	3.81	3.53	3.26	(a)
Portfolio turnover	14	62	22	27	3
Net assets at end of period (000 omitted)	$499	$370	$521	$546	$264

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Years ended 4/30
Class R1	2010	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$9.39	$10.85	$10.99	$10.37	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.26	$0.27	$0.29	$0.26	$0.13
Net realized and unrealized gain (loss) on investments	1.75	(1.43)	(0.08)	0.55	0.29
Total from investment operations	$2.01	$(1.16)	$0.21	$0.81	$0.42

Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.29)	$(0.20)	$(0.17)	$(0.05)
From net realized gain on investments	—	(0.01)	(0.15)	(0.02)	—
Total distributions declared to shareholders	$(0.26)	$(0.30)	$(0.35)	$(0.19)	$(0.05)
Net asset value, end of period	$11.14	$9.39	$10.85	$10.99	$10.37
Total return (%) (r)(s)	21.52	(10.49)	1.91	7.84	4.26	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.43	1.57	1.88	3.39	14.42	(a)
Expenses after expense reductions (f)(h)	1.10	1.10	1.17	1.20	1.20	(a)
Net investment income	2.44	2.78	2.65	2.53	2.21	(a)
Portfolio turnover	14	62	22	27	3
Net assets at end of period (000 omitted)	$3,622	$2,636	$2,442	$829	$86

	Years ended 4/30
Class R2	2010	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$9.45	$10.92	$11.04	$10.38	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.31	$0.32	$0.34	$0.32	$0.14
Net realized and unrealized gain (loss) on investments	1.77	(1.44)	(0.07)	0.54	0.31
Total from investment operations	$2.08	$(1.12)	$0.27	$0.86	$0.45

Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.34)	$(0.24)	$(0.18)	$(0.07)
From net realized gain on investments	—	(0.01)	(0.15)	(0.02)	—
Total distributions declared to shareholders	$(0.31)	$(0.35)	$(0.39)	$(0.20)	$(0.07)
Net asset value, end of period	$11.22	$9.45	$10.92	$11.04	$10.38
Total return (%) (r)(s)	22.11	(10.06)	2.40	8.36	4.47	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.92	1.07	1.46	3.03	13.97	(a)
Expenses after expense reductions (f)(h)	0.60	0.60	0.68	0.75	0.75	(a)
Net investment income	2.93	3.28	3.21	2.94	2.71	(a)
Portfolio turnover	14	62	22	27	3
Net assets at end of period (000 omitted)	$22,114	$13,266	$13,184	$2,794	$261

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Years ended 4/30
Class R3	2010	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$9.51	$10.98	$11.07	$10.39	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.34	$0.35	$0.39	$0.35	$0.22
Net realized and unrealized gain (loss) on investments	1.78	(1.46)	(0.09)	0.54	0.25
Total from investment operations	$2.12	$(1.11)	$0.30	$0.89	$0.47

Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.35)	$(0.24)	$(0.19)	$(0.08)
From net realized gain on investments	—	(0.01)	(0.15)	(0.02)	—
Total distributions declared to shareholders	$(0.33)	$(0.36)	$(0.39)	$(0.21)	$(0.08)
Net asset value, end of period	$11.30	$9.51	$10.98	$11.07	$10.39
Total return (%) (r)(s)	22.39	(9.85)	2.68	8.67	4.71	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.69	0.81	1.21	2.47	13.62	(a)
Expenses after expense reductions (f)(h)	0.35	0.35	0.45	0.50	0.50	(a)
Net investment income	3.19	3.49	3.44	3.14	3.08	(a)
Portfolio turnover	14	62	22	27	3
Net assets at end of period (000 omitted)	$5,536	$4,658	$5,796	$4,685	$549

	Years ended 4/30
Class R4	2010	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$9.53	$11.01	$11.11	$10.40	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.36	$0.37	$0.42	$0.37	$0.19
Net realized and unrealized gain (loss) on investments	1.80	(1.46)	(0.10)	0.57	0.29
Total from investment operations	$2.16	$(1.09)	$0.32	$0.94	$0.48

Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.38)	$(0.27)	$(0.21)	$(0.08)
From net realized gain on investments	—	(0.01)	(0.15)	(0.02)	—
Total distributions declared to shareholders	$(0.35)	$(0.39)	$(0.42)	$(0.23)	$(0.08)
Net asset value, end of period	$11.34	$9.53	$11.01	$11.11	$10.40
Total return (%) (r)(s)	22.81	(9.64)	2.89	9.06	4.81	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.43	0.52	0.98	2.80	13.32	(a)
Expenses after expense reductions (f)(h)	0.10	0.10	0.15	0.20	0.20	(a)
Net investment income	3.39	3.48	3.84	3.46	3.22	(a)
Portfolio turnover	14	62	22	27	3
Net assets at end of period (000 omitted)	$176	$108	$582	$57	$52

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2010	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$7.97	$11.36	$11.85	$10.85	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.22	$0.21	$0.22	$0.18	$0.08
Net realized and unrealized gain (loss) on investments	2.36	(3.28)	(0.15)	1.03	0.92
Total from investment operations	$2.58	$(3.07)	$0.07	$1.21	$1.00

Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.26)	$(0.24)	$(0.15)	$(0.15)
From net realized gain on investments	—	(0.06)	(0.32)	(0.06)	—
Total distributions declared to shareholders	$(0.25)	$(0.32)	$(0.56)	$(0.21)	$(0.15)
Net asset value, end of period	$10.30	$7.97	$11.36	$11.85	$10.85
Total return (%) (r)(s)(t)	32.47	(26.93)	0.47	11.26	10.14	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.46	0.60	0.74	1.26	5.30	(a)
Expenses after expense reductions (f)(h)	0.35	0.43	0.45	0.45	0.45	(a)
Net investment income	2.28	2.35	1.86	1.63	1.34	(a)
Portfolio turnover	9	38	15	7	4
Net assets at end of period (000 omitted)	$20,097	$10,928	$10,843	$8,188	$2,718

	Years ended 4/30
Class B	2010	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$7.92	$11.28	$11.79	$10.82	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.15	$0.15	$0.14	$0.11	$0.06
Net realized and unrealized gain (loss) on investments	2.34	(3.26)	(0.15)	1.02	0.90
Total from investment operations	$2.49	$(3.11)	$(0.01)	$1.13	$0.96

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.19)	$(0.18)	$(0.10)	$(0.14)
From net realized gain on investments	—	(0.06)	(0.32)	(0.06)	—
Total distributions declared to shareholders	$(0.18)	$(0.25)	$(0.50)	$(0.16)	$(0.14)
Net asset value, end of period	$10.23	$7.92	$11.28	$11.79	$10.82
Total return (%) (r)(s)(t)	31.53	(27.49)	(0.23)	10.57	9.71	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	1.26	1.39	1.92	5.95	(a)
Expenses after expense reductions (f)(h)	1.10	1.10	1.10	1.10	1.10	(a)
Net investment income	1.55	1.63	1.23	1.01	0.84	(a)
Portfolio turnover	9	38	15	7	4
Net assets at end of period (000 omitted)	$4,418	$3,176	$4,423	$3,428	$1,009

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Years ended 4/30
Class C	2010	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$7.88	$11.24	$11.78	$10.83	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.15	$0.14	$0.15	$0.12	$0.06
Net realized and unrealized gain (loss) on investments	2.32	(3.24)	(0.16)	1.01	0.91
Total from investment operations	$2.47	$(3.10)	$(0.01)	$1.13	$0.97

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.20)	$(0.21)	$(0.12)	$(0.14)
From net realized gain on investments	—	(0.06)	(0.32)	(0.06)	—
Total distributions declared to shareholders	$(0.19)	$(0.26)	$(0.53)	$(0.18)	$(0.14)
Net asset value, end of period	$10.16	$7.88	$11.24	$11.78	$10.83
Total return (%) (r)(s)(t)	31.52	(27.49)	(0.26)	10.58	9.79	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21	1.27	1.39	1.86	5.95	(a)
Expenses after expense reductions (f)(h)	1.10	1.10	1.10	1.10	1.10	(a)
Net investment income	1.58	1.62	1.31	1.07	0.96	(a)
Portfolio turnover	9	38	15	7	4
Net assets at end of period (000 omitted)	$5,978	$3,036	$2,529	$1,148	$143

	Years ended 4/30
Class I	2010	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$8.00	$11.41	$11.90	$10.87	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.24	$0.24	$0.28	$0.22	$0.10
Net realized and unrealized gain (loss) on investments	2.37	(3.30)	(0.17)	1.04	0.93
Total from investment operations	$2.61	$(3.06)	$0.11	$1.26	$1.03

Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.29)	$(0.28)	$(0.17)	$(0.16)
From net realized gain on investments	—	(0.06)	(0.32)	(0.06)	—
Total distributions declared to shareholders	$(0.27)	$(0.35)	$(0.60)	$(0.23)	$(0.16)
Net asset value, end of period	$10.34	$8.00	$11.41	$11.90	$10.87
Total return (%) (r)(s)	32.75	(26.72)	0.76	11.71	10.38	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.22	0.27	0.41	0.96	4.95	(a)
Expenses after expense reductions (f)(h)	0.10	0.10	0.10	0.10	0.10	(a)
Net investment income	2.57	2.65	2.32	1.97	1.60	(a)
Portfolio turnover	9	38	15	7	4
Net assets at end of period (000 omitted)	$857	$645	$690	$613	$324

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Years ended 4/30
Class R1	2010	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$7.90	$11.23	$11.78	$10.83	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.14	$0.14	$0.14	$0.10	$0.04
Net realized and unrealized gain (loss) on investments	2.34	(3.23)	(0.16)	1.02	0.92
Total from investment operations	$2.48	$(3.09)	$(0.02)	$1.12	$0.96

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.18)	$(0.21)	$(0.11)	$(0.13)
From net realized gain on investments	—	(0.06)	(0.32)	(0.06)	—
Total distributions declared to shareholders	$(0.18)	$(0.24)	$(0.53)	$(0.17)	$(0.13)
Net asset value, end of period	$10.20	$7.90	$11.23	$11.78	$10.83
Total return (%) (r)(s)	31.53	(27.46)	(0.28)	10.41	9.68	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	1.26	1.45	2.08	6.14	(a)
Expenses after expense reductions (f)(h)	1.10	1.10	1.17	1.20	1.20	(a)
Net investment income	1.55	1.53	1.22	0.90	0.58	(a)
Portfolio turnover	9	38	15	7	4
Net assets at end of period (000 omitted)	$9,195	$6,757	$8,935	$2,549	$549

	Years ended 4/30
Class R2	2010	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$7.93	$11.31	$11.83	$10.84	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.19	$0.19	$0.18	$0.15	$0.08
Net realized and unrealized gain (loss) on investments	2.35	(3.26)	(0.15)	1.03	0.91
Total from investment operations	$2.54	$(3.07)	$0.03	$1.18	$0.99

Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.25)	$(0.23)	$(0.13)	$(0.15)
From net realized gain on investments	—	(0.06)	(0.32)	(0.06)	—
Total distributions declared to shareholders	$(0.23)	$(0.31)	$(0.55)	$(0.19)	$(0.15)
Net asset value, end of period	$10.24	$7.93	$11.31	$11.83	$10.84
Total return (%) (r)(s)	32.13	(27.05)	0.09	11.03	9.99	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.72	0.77	0.98	1.62	5.69	(a)
Expenses after expense reductions (f)(h)	0.60	0.60	0.69	0.75	0.75	(a)
Net investment income	2.06	2.18	1.63	1.36	1.28	(a)
Portfolio turnover	9	38	15	7	4
Net assets at end of period (000 omitted)	$49,039	$31,030	$30,874	$10,494	$1,271

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Years ended 4/30
Class R3	2010	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$7.97	$11.36	$11.85	$10.86	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.22	$0.21	$0.22	$0.19	$0.12
Net realized and unrealized gain (loss) on investments	2.36	(3.28)	(0.15)	1.01	0.89
Total from investment operations	$2.58	$(3.07)	$0.07	$1.20	$1.01

Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.26)	$(0.24)	$(0.15)	$(0.15)
From net realized gain on investments	—	(0.06)	(0.32)	(0.06)	—
Total distributions declared to shareholders	$(0.25)	$(0.32)	$(0.56)	$(0.21)	$(0.15)
Net asset value, end of period	$10.30	$7.97	$11.36	$11.85	$10.86
Total return (%) (r)(s)	32.47	(26.91)	0.43	11.15	10.24	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.47	0.51	0.75	1.26	5.35	(a)
Expenses after expense reductions (f)(h)	0.35	0.35	0.45	0.50	0.50	(a)
Net investment income	2.31	2.33	1.87	1.67	1.63	(a)
Portfolio turnover	9	38	15	7	4
Net assets at end of period (000 omitted)	$15,848	$11,616	$16,151	$11,326	$1,480

	Years ended 4/30
Class R4	2010	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$7.99	$11.40	$11.90	$10.87	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.24	$0.22	$0.26	$0.21	$0.11
Net realized and unrealized gain (loss) on investments	2.38	(3.28)	(0.17)	1.04	0.91
Total from investment operations	$2.62	$(3.06)	$0.09	$1.25	$1.02

Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.29)	$(0.27)	$(0.16)	$(0.15)
From net realized gain on investments	—	(0.06)	(0.32)	(0.06)	—
Total distributions declared to shareholders	$(0.27)	$(0.35)	$(0.59)	$(0.22)	$(0.15)
Net asset value, end of period	$10.34	$7.99	$11.40	$11.90	$10.87
Total return (%) (r)(s)	32.92	(26.75)	0.64	11.61	10.35	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.21	0.23	0.48	1.09	5.05	(a)
Expenses after expense reductions (f)(h)	0.10	0.10	0.15	0.20	0.20	(a)
Net investment income	2.54	1.99	2.36	1.88	1.87	(a)
Portfolio turnover	9	38	15	7	4
Net assets at end of period (000 omitted)	$344	$204	$2,283	$62	$55

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2010	2009	2008		2007		2006 (c)
Net asset value, beginning of period	$7.08	$11.41	$12.24		$11.10		$10.00

Income (loss) from investment operations
Net investment income (d)	$0.13	$0.08	$0.07		$0.07		$0.01
Net realized and unrealized gain (loss) on investments	2.63	(4.14)	(0.24)		1.20		1.25
Total from investment operations	$2.76	$(4.06)	$(0.17)		$1.27		$1.26

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.16)	$(0.20)		$(0.12)		$(0.16)
From net realized gain on investments	—	(0.11)	(0.46)		(0.01)		—
Total distributions declared to shareholders	$(0.18)	$(0.27)	$(0.66)		$(0.13)		$(0.16)
Net asset value, end of period	$9.66	$7.08	$11.41		$12.24		$11.10
Total return (%) (r)(s)(t)	39.08	(35.45)	(1.65)		11.57		12.73	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.55	0.74	0.87		1.84		11.40	(a)
Expenses after expense reductions (f)(h)	0.35	0.44	0.45		0.45		0.45	(a)
Net investment income	1.45	0.98	0.60		0.63		0.20	(a)
Portfolio turnover	6	38	14		17		4
Net assets at end of period (000 omitted)	$9,817	$4,634	$5,917		$4,758		$686

	Years ended 4/30
Class B	2010	2009	2008		2007		2006 (c)
Net asset value, beginning of period	$7.03	$11.32	$12.17		$11.07		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.02	$(0.00	)(w)	$(0.00	)(w)	$(0.03)
Net realized and unrealized gain (loss) on investments	2.61	(4.09)	(0.25)		1.19		1.25
Total from investment operations	$2.67	$(4.07)	$(0.25)		$1.19		$1.22

Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.11)	$(0.14)		$(0.08)		$(0.15)
From net realized gain on investments	—	(0.11)	(0.46)		(0.01)		—
Total distributions declared to shareholders	$(0.12)	$(0.22)	$(0.60)		$(0.09)		$(0.15)
Net asset value, end of period	$9.58	$7.03	$11.32		$12.17		$11.07
Total return (%) (r)(s)(t)	38.07	(35.89)	(2.30)		10.80		12.36	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.31	1.41	1.53		2.54		12.05	(a)
Expenses after expense reductions (f)(h)	1.10	1.10	1.10		1.10		1.10	(a)
Net investment income (loss)	0.72	0.24	(0.02)		(0.04)		(0.41	)(a)
Portfolio turnover	6	38	14		17		4
Net assets at end of period (000 omitted)	$2,911	$1,735	$2,195		$1,269		$382

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Years ended 4/30
Class C	2010	2009	2008		2007	2006 (c)
Net asset value, beginning of period	$7.03	$11.34	$12.20		$11.08	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.03	$(0.00	)(w)	$(0.02)	$(0.01)
Net realized and unrealized gain (loss) on investments	2.60	(4.10)	(0.25)		1.20	1.24
Total from investment operations	$2.66	$(4.07)	$(0.25)		$1.18	$1.23

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.13)	$(0.15)		$(0.05)	$(0.15)
From net realized gain on investments	—	(0.11)	(0.46)		(0.01)	—
Total distributions declared to shareholders	$(0.13)	$(0.24)	$(0.61)		$(0.06)	$(0.15)
Net asset value, end of period	$9.56	$7.03	$11.34		$12.20	$11.08
Total return (%) (r)(s)(t)	37.90	(35.82)	(2.29)		10.72	12.39	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.30	1.42	1.53		2.61	12.05	(a)
Expenses after expense reductions (f)(h)	1.10	1.10	1.10		1.10	1.10	(a)
Net investment income (loss)	0.70	0.42	(0.01)		(0.16)	(0.13	)(a)
Portfolio turnover	6	38	14		17	4
Net assets at end of period (000 omitted)	$2,495	$981	$801		$450	$114

	Years ended 4/30
Class I	2010	2009	2008		2007	2006 (c)
Net asset value, beginning of period	$7.11	$11.46	$12.29		$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.16	$0.11	$0.10		$0.10	$0.04
Net realized and unrealized gain (loss) on investments	2.63	(4.16)	(0.24)		1.22	1.25
Total from investment operations	$2.79	$(4.05)	$(0.14)		$1.32	$1.29

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.19)	$(0.23)		$(0.14)	$(0.17)
From net realized gain on investments	—	(0.11)	(0.46)		(0.01)	—
Total distributions declared to shareholders	$(0.20)	$(0.30)	$(0.69)		$(0.15)	$(0.17)
Net asset value, end of period	$9.70	$7.11	$11.46		$12.29	$11.12
Total return (%) (r)(s)	39.32	(35.18)	(1.35)		11.99	12.99	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	0.41	0.52		1.62	11.05	(a)
Expenses after expense reductions (f)(h)	0.10	0.10	0.10		0.10	0.10	(a)
Net investment income	1.79	1.29	0.86		0.91	0.67	(a)
Portfolio turnover	6	38	14		17	4
Net assets at end of period (000 omitted)	$1,958	$1,149	$1,308		$1,314	$701

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Years ended 4/30
Class R1	2010	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$7.03	$11.29	$12.17	$11.08	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.02	$(0.01)	$(0.02)	$(0.03)
Net realized and unrealized gain (loss) on investments	2.60	(4.08)	(0.26)	1.20	1.25
Total from investment operations	$2.67	$(4.06)	$(0.27)	$1.18	$1.22

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.09)	$(0.15)	$(0.08)	$(0.14)
From net realized gain on investments	—	(0.11)	(0.46)	(0.01)	—
Total distributions declared to shareholders	$(0.13)	$(0.20)	$(0.61)	$(0.09)	$(0.14)
Net asset value, end of period	$9.57	$7.03	$11.29	$12.17	$11.08
Total return (%) (r)(s)	38.06	(35.87)	(2.42)	10.72	12.29(n	)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.31	1.40	1.58	2.69	12.25	(a)
Expenses after expense reductions (f)(h)	1.10	1.10	1.17	1.20	1.20	(a)
Net investment income (loss)	0.79	0.24	(0.12)	(0.14)	(0.49	)(a)
Portfolio turnover	6	38	14	17	4
Net assets at end of period (000 omitted)	$6,389	$3,717	$5,671	$1,330	$306

	Years ended 4/30
Class R2	2010	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$7.04	$11.35	$12.20	$11.09	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.11	$0.07	$0.05	$0.04	$0.01
Net realized and unrealized gain (loss) on investments	2.60	(4.11)	(0.26)	1.19	1.23
Total from investment operations	$2.71	$(4.04)	$(0.21)	$1.23	$1.24

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.16)	$(0.18)	$(0.11)	$(0.15)
From net realized gain on investments	—	(0.11)	(0.46)	(0.01)	—
Total distributions declared to shareholders	$(0.16)	$(0.27)	$(0.64)	$(0.12)	$(0.15)
Net asset value, end of period	$9.59	$7.04	$11.35	$12.20	$11.09
Total return (%) (r)(s)	38.63	(35.51)	(1.93)	11.18	12.56	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.81	0.91	1.12	2.21	11.80	(a)
Expenses after expense reductions (f)(h)	0.60	0.60	0.68	0.75	0.75	(a)
Net investment income	1.25	0.89	0.42	0.35	0.10	(a)
Portfolio turnover	6	38	14	17	4
Net assets at end of period (000 omitted)	$36,518	$20,269	$21,426	$5,980	$331

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Years ended 4/30
Class R3	2010	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$7.07	$11.40	$12.23	$11.10	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.13	$0.10	$0.07	$0.08	$0.02
Net realized and unrealized gain (loss) on investments	2.62	(4.15)	(0.25)	1.18	1.24
Total from investment operations	$2.75	$(4.05)	$(0.18)	$1.26	$1.26

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.17)	$(0.19)	$(0.12)	$(0.16)
From net realized gain on investments	—	(0.11)	(0.46)	(0.01)	—
Total distributions declared to shareholders	$(0.18)	$(0.28)	$(0.65)	$(0.13)	$(0.16)
Net asset value, end of period	$9.64	$7.07	$11.40	$12.23	$11.10
Total return (%) (r)(s)	38.99	(35.40)	(1.69)	11.49	12.72	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.56	0.65	0.88	1.79	11.45	(a)
Expenses after expense reductions (f)(h)	0.35	0.35	0.45	0.50	0.50	(a)
Net investment income	1.50	1.16	0.61	0.69	0.33	(a)
Portfolio turnover	6	38	14	17	4
Net assets at end of period (000 omitted)	$13,516	$8,597	$12,012	$8,198	$354

	Years ended 4/30
Class R4	2010	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$7.10	$11.44	$12.28	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.14	$0.04	$0.13	$0.09	$0.04
Net realized and unrealized gain (loss) on investments	2.65	(4.08)	(0.28)	1.21	1.24
Total from investment operations	$2.79	$(4.04)	$(0.15)	$1.30	$1.28

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.19)	$(0.23)	$(0.13)	$(0.16)
From net realized gain on investments	—	(0.11)	(0.46)	(0.01)	—
Total distributions declared to shareholders	$(0.20)	$(0.30)	$(0.69)	$(0.14)	$(0.16)
Net asset value, end of period	$9.69	$7.10	$11.44	$12.28	$11.12
Total return (%) (r)(s)	39.38	(35.16)	(1.47)	11.80	12.97	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.29	0.33	0.60	1.78	11.15	(a)
Expenses after expense reductions (f)(h)	0.10	0.10	0.15	0.20	0.20	(a)
Net investment income	1.64	0.40	1.12	0.85	0.71	(a)
Portfolio turnover	6	38	14	17	4
Net assets at end of period (000 omitted)	$278	$108	$2,321	$63	$56

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2010	2009		2008	2007	2006 (c)
Net asset value, beginning of period	$6.90	$11.37		$12.27	$11.10	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.10	$0.06		$0.04	$0.04	$0.01
Net realized and unrealized gain (loss) on investments	2.66	(4.30)		(0.27)	1.27	1.26
Total from investment operations	$2.76	$(4.24)		$(0.23)	$1.31	$1.27

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.14)		$(0.18)	$(0.09)	$(0.16)
From net realized gain on investments	—	(0.09)		(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$(0.17)	$(0.23)		$(0.67)	$(0.14)	$(0.17)
Net asset value, end of period	$9.49	$6.90		$11.37	$12.27	$11.10
Total return (%) (r)(s)(t)	40.17	(37.10)		(2.12)	11.86	12.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.69	1.01		1.27	2.75	11.32	(a)
Expenses after expense reductions (f)(h)	0.35	0.43		0.45	0.45	0.45	(a)
Net investment income	1.21	0.70		0.34	0.38	0.10	(a)
Portfolio turnover	8	33		11	11	33
Net assets at end of period (000 omitted)	$6,861	$3,121		$2,978	$3,420	$599

	Years ended 4/30
Class B	2010	2009		2008	2007	2006 (c)
Net asset value, beginning of period	$6.88	$11.29		$12.21	$11.08	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$(0.00	)(w)	$(0.03)	$(0.03)	$(0.03)
Net realized and unrealized gain (loss) on investments	2.64	(4.25)		(0.28)	1.24	1.27
Total from investment operations	$2.68	$(4.25)		$(0.31)	$1.21	$1.24

Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.07)		$(0.12)	$(0.03)	$(0.15)
From net realized gain on investments	—	(0.09)		(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$(0.12)	$(0.16)		$(0.61)	$(0.08)	$(0.16)
Net asset value, end of period	$9.44	$6.88		$11.29	$12.21	$11.08
Total return (%) (r)(s)(t)	39.00	(37.50)		(2.72)	11.00	12.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.46	1.66		1.95	3.57	11.97	(a)
Expenses after expense reductions (f)(h)	1.10	1.10		1.10	1.10	1.10	(a)
Net investment income (loss)	0.49	(0.05)		(0.26)	(0.27)	(0.45	)(a)
Portfolio turnover	8	33		11	11	33
Net assets at end of period (000 omitted)	$1,630	$1,072		$1,639	$1,124	$466

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Years ended 4/30
Class C	2010	2009		2008	2007	2006 (c)
Net asset value, beginning of period	$6.85	$11.26		$12.23	$11.08	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$(0.00	)(w)	$0.01	$(0.03)	$(0.02)
Net realized and unrealized gain (loss) on investments	2.61	(4.23)		(0.31)	1.25	1.25
Total from investment operations	$2.66	$(4.23)		$(0.30)	$1.22	$1.23

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.09)		$(0.18)	$(0.02)	$(0.14)
From net realized gain on investments	—	(0.09)		(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$(0.13)	$(0.18)		$(0.67)	$(0.07)	$(0.15)
Net asset value, end of period	$9.38	$6.85		$11.26	$12.23	$11.08
Total return (%) (r)(s)(t)	38.97	(37.46)		(2.69)	11.05	12.38	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.44	1.68		1.86	3.57	11.97	(a)
Expenses after expense reductions (f)(h)	1.10	1.10		1.10	1.10	1.10	(a)
Net investment income (loss)	0.53	(0.01)		0.06	(0.31)	(0.26	)(a)
Portfolio turnover	8	33		11	11	33
Net assets at end of period (000 omitted)	$2,134	$859		$964	$212	$86

	Years ended 4/30
Class I	2010	2009		2008	2007	2006 (c)
Net asset value, beginning of period	$6.93	$11.42		$12.32	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.13	$0.08		$0.09	$0.08	$0.04
Net realized and unrealized gain (loss) on investments	2.66	(4.31)		(0.28)	1.27	1.25
Total from investment operations	$2.79	$(4.23)		$(0.19)	$1.35	$1.29

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.17)		$(0.22)	$(0.10)	$(0.16)
From net realized gain on investments	—	(0.09)		(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$(0.19)	$(0.26)		$(0.71)	$(0.15)	$(0.17)
Net asset value, end of period	$9.53	$6.93		$11.42	$12.32	$11.12
Total return (%) (r)(s)	40.38	(36.88)		(1.75)	12.26	13.01	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.46	0.67		0.95	2.59	10.97	(a)
Expenses after expense reductions (f)(h)	0.10	0.10		0.10	0.10	0.10	(a)
Net investment income	1.47	0.97		0.76	0.71	0.62	(a)
Portfolio turnover	8	33		11	11	33
Net assets at end of period (000 omitted)	$2,094	$1,225		$1,518	$1,004	$582

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Years ended 4/30
Class R1	2010	2009		2008	2007	2006 (c)
Net asset value, beginning of period	$6.84	$11.26		$12.20	$11.08	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$(0.00	)(w)	$(0.04)	$(0.05)	$(0.03)
Net realized and unrealized gain (loss) on investments	2.63	(4.24)		(0.27)	1.26	1.25
Total from investment operations	$2.67	$(4.24)		$(0.31)	$1.21	$1.22

Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.09)		$(0.14)	$(0.04)	$(0.13)
From net realized gain on investments	—	(0.09)		(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$(0.12)	$(0.18)		$(0.63)	$(0.09)	$(0.14)
Net asset value, end of period	$9.39	$6.84		$11.26	$12.20	$11.08
Total return (%) (r)(s)	39.08	(37.53)		(2.75)	11.00	12.31	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.46	1.67		1.97	3.55	12.17	(a)
Expenses after expense reductions (f)(h)	1.10	1.10		1.17	1.20	1.20	(a)
Net investment income (loss)	0.48	(0.01)		(0.36)	(0.42)	(0.42	)(a)
Portfolio turnover	8	33		11	11	33
Net assets at end of period (000 omitted)	$3,759	$2,368		$2,645	$752	$127

	Years ended 4/30
Class R2	2010	2009		2008	2007	2006 (c)
Net asset value, beginning of period	$6.87	$11.32		$12.24	$11.10	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.09	$0.05		$0.02	$0.00 (w)	$0.01
Net realized and unrealized gain (loss) on investments	2.63	(4.27)		(0.28)	1.26	1.25
Total from investment operations	$2.72	$(4.22)		$(0.26)	$1.26	$1.26

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.14)		$(0.17)	$(0.07)	$(0.15)
From net realized gain on investments	—	(0.09)		(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$(0.16)	$(0.23)		$(0.66)	$(0.12)	$(0.16)
Net asset value, end of period	$9.43	$6.87		$11.32	$12.24	$11.10
Total return (%) (r)(s)	39.67	(37.14)		(2.36)	11.43	12.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.95	1.18		1.51	3.06	11.72	(a)
Expenses after expense reductions (f)(h)	0.60	0.60		0.68	0.75	0.75	(a)
Net investment income	1.05	0.57		0.16	0.03	0.08	(a)
Portfolio turnover	8	33		11	11	33
Net assets at end of period (000 omitted)	$27,881	$14,024		$11,566	$3,702	$323

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Years ended 4/30
Class R3	2010	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$6.90	$11.36	$12.27	$11.11	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.11	$0.06	$0.05	$0.05	$0.03
Net realized and unrealized gain (loss) on investments	2.65	(4.28)	(0.28)	1.25	1.24
Total from investment operations	$2.76	$(4.22)	$(0.23)	$1.30	$1.27

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.15)	$(0.19)	$(0.09)	$(0.15)
From net realized gain on investments	—	(0.09)	(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$(0.17)	$(0.24)	$(0.68)	$(0.14)	$(0.16)
Net asset value, end of period	$9.49	$6.90	$11.36	$12.27	$11.11
Total return (%) (r)(s)	40.13	(37.01)	(2.13)	11.74	12.84	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.72	0.91	1.28	2.78	11.37	(a)
Expenses after expense reductions (f)(h)	0.35	0.35	0.45	0.50	0.50	(a)
Net investment income	1.27	0.72	0.40	0.39	0.38	(a)
Portfolio turnover	8	33	11	11	33
Net assets at end of period (000 omitted)	$5,283	$3,507	$5,358	$2,371	$169

	Years ended 4/30
Class R4	2010	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$6.93	$11.41	$12.31	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.13	$0.04	$0.10	$0.07	$0.04
Net realized and unrealized gain (loss) on investments	2.66	(4.26)	(0.29)	1.26	1.25
Total from investment operations	$2.79	$(4.22)	$(0.19)	$1.33	$1.29

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.17)	$(0.22)	$(0.09)	$(0.16)
From net realized gain on investments	—	(0.09)	(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$(0.19)	$(0.26)	$(0.71)	$(0.14)	$(0.17)
Net asset value, end of period	$9.53	$6.93	$11.41	$12.31	$11.12
Total return (%) (r)(s)	40.38	(36.82)	(1.79)	12.07	12.99	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.46	0.58	1.06	2.78	11.07	(a)
Expenses after expense reductions (f)(h)	0.10	0.10	0.15	0.20	0.20	(a)
Net investment income	1.51	0.35	0.87	0.60	0.67	(a)
Portfolio turnover	8	33	11	11	33
Net assets at end of period (000 omitted)	$234	$131	$1,455	$63	$56

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, and MFS Lifetime 2040 Fund (the funds) are each a series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Additional information, including each underlying fund’s accounting policies, is outlined in the underlying fund’s financial statements which are available upon request.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which each fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or

Notes to Financial Statements – continued

market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of each fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, each fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of April 30, 2010 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
Lifetime Retirement Income Fund
Investments at Value
Mutual Funds	$56,333,757	$—	$—	$56,333,757
Short term Investments	—	309,996	—	309,996
Total Investments	$56,333,757	$309,996	$—	$56,643,753

Lifetime 2010 Fund
Investments at Value
Mutual Funds	$47,894,620	$—	$—	$47,894,620
Short term Investments	—	323,996	—	323,996
Total Investments	$47,894,620	$323,996	$—	$48,218,616

Lifetime 2020 Fund
Investments at Value
Mutual Funds	$105,911,382	$—	$—	$105,911,382
Short term Investments	—	295,996	—	295,996
Total Investments	$105,911,382	$295,996	$—	$106,207,378

Lifetime 2030 Fund
Investments at Value
Mutual Funds	$73,794,352	$—	$—	$73,794,352
Short term Investments	—	119,998	—	119,998
Total Investments	$73,794,352	$119,998	$—	$73,914,350

Lifetime 2040 Fund
Investments at Value
Mutual Funds	$49,834,984	$—	$—	$49,834,984
Short term Investments	—	121,998	—	121,998
Total Investments	$49,834,984	$121,998	$—	$49,956,982

For further information regarding security characteristics, see the Portfolios of Investments.

Repurchase Agreements – Each fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. Each fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. Each fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is

Notes to Financial Statements – continued

greater than amounts owed to each fund under each such repurchase agreement. Each fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Derivatives – Each fund investing in underlying funds that may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the underlying funds, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the year ended April 30, 2010, each fund did not invest in any derivative instruments.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the funds that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of dividends by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by each fund or in unrealized gain/loss if the security is still held by each fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the year ended April 30, 2010, is shown as a reduction of total expenses on the Statement of Operations. In the case of the MFS Lifetime 2010 fund, MFS Lifetime 2020 fund, and the MFS Lifetime 2040 fund, custody fees were not reduced.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by each fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and short-term capital gain distributions received from underlying funds.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

Year ended 4/30/10	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Ordinary income (including any short-term capital gains)	$1,165,720	$1,180,001	$2,090,006	$1,106,052	$760,037
Long-term capital gain	6,219	—	—	—	—
Total distributions	$1,171,939	$1,180,001	$2,090,006	$1,106,052	$760,037

Notes to Financial Statements – continued

Year ended 4/30/09	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Ordinary income (including any short-term capital gains)	$674,807	$1,007,071	$1,886,907	$779,208	$364,264
Long-term capital gain	81,365	41,666	479,310	589,843	381,588
Total distributions	$756,172	$1,048,737	$2,366,217	$1,369,051	$745,852

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/10	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Cost of investments	$52,017,531	$43,869,736	$102,819,866	$71,973,737	$47,619,297
Gross appreciation	$4,626,222	$4,348,880	$4,362,109	$2,784,289	$2,636,143
Gross depreciation	—	—	(974,597)	(843,676)	(298,458)
Net unrealized appreciation (depreciation)	$4,626,222	$4,348,880	$3,387,512	$1,940,613	$2,337,685
Undistributed ordinary income	92,090	348,221	413,298	39,656	—
Capital loss carryforwards	(1,443,229)	(2,476,676)	(7,759,868)	(6,815,248)	(3,839,062)
Post-October capital loss deferral	—	—	(311,062)	(6,250)	(14,756)
Other temporary differences	(93,242)	—	—	—	—

As of April 30, 2010, the funds had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Expiration Date	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
04/30/18	(1,443,229)	(2,476,676)	(7,759,868)	(6,815,248)	(3,839,062)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. For the Lifetime Retirement Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the Lifetime Retirement Income Fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported on the Statement of Changes in Net Assets are presented by class as follows:

Distributions declared to shareholders:

From net investment income

	Lifetime Retirement Income Fund		Lifetime 2010 Fund		Lifetime 2020 Fund
	Year ended 4/30/10	Year ended 4/30/09	Year ended 4/30/10	Year ended 4/30/09	Year ended 4/30/10	Year ended 4/30/09
Class A	$398,916	$136,021	$239,923	$189,025	$375,478	$327,833
Class B	54,087	30,110	43,474	51,363	71,060	78,567
Class C	199,711	55,747	86,642	44,444	92,302	55,177
Class I	11,116	8,129	17,838	11,625	25,558	19,555
Class R1	22,546	22,473	82,757	76,799	159,836	130,966
Class R2	266,771	215,384	533,698	460,725	995,112	899,587
Class R3	209,818	198,040	171,304	170,557	363,183	372,188
Class R4	2,723	3,186	4,365	2,533	7,477	3,034
Total	$1,165,688	$669,090	$1,180,001	$1,007,071	$2,090,006	$1,886,907

Notes to Financial Statements – continued

	Lifetime 2030 Fund		Lifetime 2040 Fund
	Year ended 4/30/10	Year ended 4/30/09	Year ended 4/30/10	Year ended 4/30/09
Class A	$139,857	$93,709	$108,920	$52,092
Class B	30,811	25,104	20,655	11,121
Class C	21,749	14,655	24,224	7,099
Class I	37,499	26,059	36,599	26,550
Class R1	88,337	42,373	45,257	26,512
Former Class R2	—	—	—	—
Class R2	543,933	391,176	423,841	232,535
Class R3	240,630	198,288	96,397	81,571
Class R4	3,236	1,409	4,144	1,033
Total	$1,106,052	$792,773	$760,037	$438,513

From net realized gain on investments

	Lifetime Retirement Income Fund		Lifetime 2010 Fund		Lifetime 2020 Fund
	Year ended 4/30/10	Year ended 4/30/09	Year ended 4/30/10	Year ended 4/30/09	Year ended 4/30/10	Year ended 4/30/09
Class A	$2,034	$16,020	$—	$7,505	$—	$77,801
Class B	327	4,842	—	2,389	—	25,327
Class C	1,365	11,872	—	1,970	—	16,839
Class I	38	878	—	423	—	4,178
Class R1	125	3,540	—	3,657	—	45,224
Class R2	1,346	26,583	—	18,934	—	221,538
Class R3	1,006	23,108	—	6,696	—	87,755
Class R4	10	239	—	92	—	648
Total	$6,251	$87,082	$—	$41,666	$—	$479,310

	Lifetime 2030 Fund		Lifetime 2040 Fund
	Year ended 4/30/10	Year ended 4/30/09	Year ended 4/30/10	Year ended 4/30/09
Class A	$—	$64,327	$—	$33,896
Class B	—	25,929	—	14,089
Class C	—	12,821	—	7,550
Class I	—	14,965	—	14,663
Class R1	—	51,914	—	27,604
Former Class R2	—	—	—	—
Class R2	—	276,640	—	157,264
Class R3	—	128,873	—	51,702
Class R4	—	809	—	571
Total	$—	$576,278	$—	$307,339

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of each fund’s operating expenses, exclusive of distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses do not exceed 0.10% annually of each fund’s average daily net assets. This written agreement will continue until modified by each fund’s Board of Trustees, but such agreement will continue at least until August 31, 2010. For the year ended April 30, 2010, this reduction amounted to the following for each fund and is reflected as a reduction of total expenses in the Statement of Operations:

Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
$136,898	$129,333	$99,990	$120,287	$136,097

Notes to Financial Statements – continued

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended April 30, 2010, as its portion of the initial sales charge on sales of Class A shares of each fund:

Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
$37,198	$11,508	$19,875	$11,638	$6,126

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	—	0.25%	0.25%	0.25%	$29,527
Lifetime 2010 Fund	—	0.25%	0.25%	0.25%	19,492
Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	37,401
Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	17,270
Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	12,320

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$20,588
Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	19,087
Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	38,761
Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	22,444
Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	14,461

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$75,326
Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	30,781
Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	42,373
Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	15,044
Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	14,135

	CLASS R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$8,639
Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	31,730
Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	83,594
Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	55,471
Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	32,504

Notes to Financial Statements – continued

	CLASS R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	0.25%	0.25%	0.50%	0.50%	$42,575
Lifetime 2010 Fund	0.25%	0.25%	0.50%	0.50%	87,233
Lifetime 2020 Fund	0.25%	0.25%	0.50%	0.50%	204,484
Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	141,596
Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	106,596

	CLASS R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	—	0.25%	0.25%	0.25%	$15,283
Lifetime 2010 Fund	—	0.25%	0.25%	0.25%	13,670
Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	34,701
Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	28,541
Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	11,636

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Total Distribution and Service Fees	$191,938	$201,993	$441,314	$280,366	$191,652

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2010 based on each class’ average daily net assets.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2010, were as follows:

CDSC Imposed	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Class A	$—	$90	$—	$—	$14
Class B	3,896	3,797	6,836	3,990	3,365
Class C	1,070	1,165	482	541	505

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to each fund. Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and the underlying funds (other than the MFS Global Real Estate Fund) in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended April 30, 2010, shareholder servicing expenses incurred by the funds, including out-of-pocket expenses, are disclosed on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the year ended April 30, 2010 was equivalent to the following annual effective rates of each fund’s average daily net assets:

Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
0.0469%	0.0442%	0.0200%	0.0302%	0.0450%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Notes to Financial Statements – continued

Other – Each fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended April 30, 2010, the aggregate fees paid by each fund to Tarantino LLC and Griffin Compliance LLC amounted to the following and are included in miscellaneous expense on the Statement of Operations:

Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
$367	$410	$903	$589	$393

MFS has agreed to reimburse each fund for a portion of the payments made by each fund in the following amounts, which are shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
$196	$217	$479	$313	$210

(4)	Portfolio Securities

Purchases and sales of shares of underlying funds aggregated to the following:

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Purchases	$34,456,445	$16,268,249	$25,508,568	$19,581,022	$15,287,004
Sales	$4,623,445	$5,664,359	$8,071,735	$3,445,985	$2,998,100

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Lifetime Retirement Income Fund				Lifetime 2010 Fund
	Year ended 4/30/10		Year ended 4/30/09		Year ended 4/30/10		Year ended 4/30/09
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,689,170	$17,057,220	396,113	$3,511,852	476,943	$5,161,977	323,589	$3,083,120
Class B	223,386	2,263,230	125,002	1,104,623	61,451	658,881	100,921	970,654
Class C	1,235,323	12,606,117	302,896	2,647,723	232,765	2,483,928	168,342	1,572,455
Class I	37,792	391,953	5,942	55,413	16,601	175,953	10,644	100,714
Class R1	65,208	658,456	58,009	548,944	124,123	1,309,541	120,640	1,205,664
Class R2	514,130	5,158,275	235,719	2,169,550	849,555	9,120,371	637,076	6,294,205
Class R3	181,954	1,809,731	148,147	1,343,728	139,057	1,500,655	347,904	3,571,648
Class R4	4,929	51,221	3,881	38,205	5,688	61,487	11,784	118,303
	3,951,892	$39,996,203	1,275,709	$11,420,038	1,906,183	$20,472,793	1,720,900	$16,916,763

Shares issued to shareholders in reinvestment of distributions
Class A	32,097	$326,187	13,569	$121,861	21,149	$229,677	20,551	$185,163
Class B	4,737	47,890	3,187	28,387	3,913	42,301	5,618	50,398
Class C	15,856	161,698	6,121	53,810	5,097	54,689	3,347	29,854
Class I	1,034	10,494	998	9,008	1,384	15,081	1,334	12,048
Class R1	2,219	22,376	2,890	25,827	7,713	82,757	9,030	80,456
Class R2	25,903	261,970	26,621	240,220	48,446	522,738	53,593	479,659
Class R3	20,897	210,498	24,485	221,030	15,774	171,302	19,695	177,252
Class R4	270	2,733	352	3,250	401	4,365	291	2,625
	103,013	$1,043,846	78,223	$703,393	103,877	$1,122,910	113,459	$1,017,455

Notes to Financial Statements – continued

	Lifetime Retirement Income Fund				Lifetime 2010 Fund
	Year ended 4/30/10		Year ended 4/30/09		Year ended 4/30/10		Year ended 4/30/09
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares reacquired
Class A	(263,841)	$(2,698,072)	(197,254)	$(1,765,833)	(293,583)	$(3,173,760)	(182,324)	$(1,766,090)
Class B	(88,209)	(891,461)	(51,605)	(456,329)	(65,142)	(693,356)	(64,588)	(602,493)
Class C	(102,017)	(1,039,992)	(99,413)	(873,472)	(84,343)	(890,419)	(31,039)	(296,683)
Class I	(8,323)	(87,835)	(5,030)	(43,673)	(12,731)	(141,505)	(20,457)	(194,100)
Class R1	(47,701)	(485,842)	(47,979)	(429,320)	(87,464)	(914,633)	(73,891)	(728,026)
Class R2	(215,688)	(2,168,275)	(228,746)	(2,109,101)	(330,866)	(3,539,448)	(493,779)	(4,684,475)
Class R3	(374,924)	(3,889,320)	(165,609)	(1,478,803)	(154,907)	(1,699,052)	(405,514)	(4,193,689)
Class R4	(670)	(7,019)	(14,886)	(147,151)	(1,883)	(20,655)	(53,588)	(574,930)
	(1,101,373)	$(11,267,816)	(810,522)	$(7,303,682)	(1,030,919)	$(11,072,828)	(1,325,180)	$(13,040,486)

Net change
Class A	1,457,426	$14,685,335	212,428	$1,867,880	204,509	$2,217,894	161,816	$1,502,193
Class B	139,914	1,419,659	76,584	676,681	222	7,826	41,951	418,559
Class C	1,149,162	11,727,823	209,604	1,828,061	153,519	1,648,198	140,650	1,305,626
Class I	30,503	314,612	1,910	20,748	5,254	49,529	(8,479)	(81,338)
Class R1	19,726	194,990	12,920	145,451	44,372	477,665	55,779	558,094
Class R2	324,345	3,251,970	33,594	300,669	567,135	6,103,661	196,890	2,089,389
Class R3	(172,073)	(1,869,091)	7,023	85,955	(76)	(27,095)	(37,915)	(444,789)
Class R4	4,529	46,935	(10,653)	(105,696)	4,206	45,197	(41,513)	(454,002)
	2,953,532	$29,772,233	543,410	$4,819,749	979,141	$10,522,875	509,179	$4,893,732

	Lifetime 2020 Fund				Lifetime 2030 Fund
	Year ended 4/30/10		Year ended 4/30/09		Year ended 4/30/10		Year ended 4/30/09
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	861,465	$8,234,992	615,350	$5,298,391	439,289	$3,901,930	282,962	$2,256,249
Class B	139,458	1,337,920	153,319	1,338,106	110,945	974,943	96,159	844,918
Class C	266,577	2,556,288	227,471	1,882,519	168,692	1,509,461	105,605	800,794
Class I	34,339	316,305	19,357	169,811	68,395	560,152	62,734	522,279
Class R1	276,600	2,546,846	466,813	4,238,599	314,974	2,671,306	257,407	2,157,203
Class R2	1,706,306	16,102,874	1,907,752	17,344,761	1,603,164	13,998,063	1,508,715	12,390,332
Class R3	360,982	3,425,712	808,423	8,185,742	414,727	3,617,825	542,596	4,752,016
Class R4	9,296	90,064	37,271	347,917	16,877	153,828	67,823	707,072
	3,655,023	$34,611,001	4,235,756	$38,805,846	3,137,063	$27,387,508	2,924,001	$24,430,863

Shares issued to shareholders in reinvestment of distributions
Class A	37,268	$365,601	51,113	$391,522	14,819	$136,039	23,010	$155,548
Class B	7,042	68,803	12,927	98,761	3,318	30,291	7,122	47,932
Class C	6,690	64,890	6,818	51,821	1,633	14,872	2,819	18,944
Class I	2,510	24,703	3,090	23,733	4,072	37,499	6,060	41,024
Class R1	16,410	159,836	23,152	176,190	9,686	88,337	14,010	94,287
Class R2	101,525	990,887	146,937	1,121,125	59,482	542,475	99,377	667,816
Class R3	37,022	363,183	60,045	459,943	26,241	240,630	48,468	327,161
Class R4	761	7,477	480	3,682	352	3,236	328	2,218
	209,228	$2,045,380	304,562	$2,326,777	119,603	$1,093,379	201,194	$1,354,930

Notes to Financial Statements – continued

	Lifetime 2020 Fund				Lifetime 2030 Fund
	Year ended 4/30/10		Year ended 4/30/09		Year ended 4/30/10		Year ended 4/30/09
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares reacquired
Class A	(318,985)	$(3,061,579)	(249,051)	$(1,974,693)	(92,109)	$(810,830)	(170,632)	$(1,389,921)
Class B	(115,496)	(1,110,667)	(157,434)	(1,337,108)	(57,145)	(484,180)	(50,579)	(406,890)
Class C	(70,064)	(661,936)	(74,095)	(672,449)	(49,085)	(437,987)	(39,481)	(285,993)
Class I	(34,682)	(347,454)	(2,277)	(20,446)	(32,246)	(289,568)	(21,325)	(200,671)
Class R1	(246,742)	(2,329,862)	(430,168)	(3,735,483)	(185,482)	(1,676,241)	(245,405)	(1,883,668)
Class R2	(932,648)	(8,964,009)	(868,547)	(7,415,937)	(734,389)	(6,402,277)	(616,667)	(5,059,102)
Class R3	(317,071)	(2,979,268)	(832,476)	(7,850,552)	(255,078)	(2,245,971)	(429,607)	(3,880,755)
Class R4	(2,357)	(23,703)	(212,448)	(2,273,323)	(3,665)	(32,230)	(255,910)	(2,691,950)
	(2,038,045)	$(19,478,478)	(2,826,496)	$(25,279,991)	(1,409,199)	$(12,379,284)	(1,829,606)	$(15,798,950)

Net change
Class A	579,748	$5,539,014	417,412	$3,715,220	361,999	$3,227,139	135,340	$1,021,876
Class B	31,004	296,056	8,812	99,759	57,118	521,054	52,702	485,960
Class C	203,203	1,959,242	160,194	1,261,891	121,240	1,086,346	68,943	533,745
Class I	2,167	(6,446)	20,170	173,098	40,221	308,083	47,469	362,632
Class R1	46,268	376,820	59,797	679,306	139,178	1,083,402	26,012	367,822
Class R2	875,183	8,129,752	1,186,142	11,049,949	928,257	8,138,261	991,425	7,999,046
Class R3	80,933	809,627	35,992	795,133	185,890	1,612,484	161,457	1,198,422
Class R4	7,700	73,838	(174,697)	(1,921,724)	13,564	124,834	(187,759)	(1,982,660)
	1,826,206	$17,177,903	1,713,822	$15,852,632	1,847,467	$16,101,603	1,295,589	$9,986,843

	Lifetime 2040 Fund
	Year ended 4/30/10		Year ended 4/30/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	409,230	$3,541,273	244,596	$1,850,601
Class B	72,867	615,216	44,188	354,172
Class C	140,211	1,197,776	96,207	681,278
Class I	50,347	428,693	72,841	616,402
Class R1	168,470	1,411,829	172,964	1,378,262
Class R2	1,519,388	12,949,090	1,305,580	10,543,348
Class R3	229,260	1,961,226	300,117	2,591,778
Class R4	6,892	61,025	25,627	220,812
	2,596,665	$22,166,128	2,262,120	$18,236,653

Shares issued to shareholders in reinvestment of distributions
Class A	11,819	$106,610	12,541	$82,393
Class B	2,228	20,054	3,568	23,445
Class C	1,837	16,427	1,640	10,707
Class I	4,044	36,599	6,254	41,213
Class R1	5,048	45,179	8,287	54,116
Class R2	46,796	419,758	59,602	389,799
Class R3	10,687	96,397	20,285	133,273
Class R4	458	4,144	243	1,604
	82,917	$745,168	112,420	$736,550

Notes to Financial Statements – continued

	Lifetime 2040 Fund
	Year ended 4/30/10		Year ended 4/30/09
	Shares	Amount	Shares	Amount

Shares reacquired
Class A	(150,140)	$(1,313,280)	(67,092)	$(600,960)
Class B	(58,238)	(504,255)	(37,131)	(288,566)
Class C	(39,948)	(326,261)	(58,115)	(591,185)
Class I	(11,572)	(100,351)	(35,240)	(262,380)
Class R1	(119,322)	(1,031,797)	(70,207)	(546,125)
Class R2	(652,168)	(5,652,239)	(344,889)	(2,658,628)
Class R3	(191,418)	(1,673,707)	(283,677)	(2,096,271)
Class R4	(1,679)	(14,956)	(134,459)	(1,403,308)
	(1,224,485)	$(10,616,846)	(1,030,810)	$(8,447,423)

Net change
Class A	270,909	$2,334,603	190,045	$1,332,034
Class B	16,857	131,015	10,625	89,051
Class C	102,100	887,942	39,732	100,800
Class I	42,819	364,941	43,855	395,235
Class R1	54,196	425,211	111,044	886,253
Class R2	914,016	7,716,609	1,020,293	8,274,519
Class R3	48,529	383,916	36,725	628,780
Class R4	5,671	50,213	(108,589)	(1,180,892)
	1,455,097	$12,294,450	1,343,730	$10,525,780

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended April 30, 2010, each fund’s commitment fee and interest expense were equal to the following and are included in miscellaneous expense on the Statement of Operations:

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Commitment Fee	$519	$621	$1,360	$863	$573
Interest Expense	—	—	—	—	—

Notes to Financial Statements – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which each fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

	Lifetime Retirement Income Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Core Growth Fund	32,601	40,138	(6,847)	65,892
MFS Diversified Target Fund	56,425	71,638	(9,573)	118,490
MFS Emerging Markets Debt Fund	52,538	73,011	(8,940)	116,609
MFS Global Real Estate Fund	16,445	26,530	(5,313)	37,662
MFS Government Securities Fund	209,004	384,811	(36,898)	556,917
MFS High Income Fund	248,694	294,057	(39,071)	503,680
MFS Inflation-Adjusted Bond Fund	217,037	378,885	(40,962)	554,960
MFS International Growth Fund	12,939	13,944	(2,735)	24,148
MFS International Value Fund	12,078	14,059	(2,468)	23,669
MFS Limited Maturity Fund	717,177	1,227,404	(125,478)	1,819,103
MFS Mid Cap Growth Fund	117,813	112,370	(27,408)	202,775
MFS Mid Cap Value Fund	82,206	75,994	(19,747)	138,453
MFS New Discovery Fund	32,305	27,925	(8,586)	51,644
MFS Research Bond Fund	586,886	881,469	(95,930)	1,372,425
MFS Research Fund	111,658	124,726	(24,333)	212,051
MFS Research International Fund	61,451	72,435	(14,713)	119,173
MFS Value Fund	25,534	30,718	(5,400)	50,852

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$1,018	$—	$2,460	$1,114,228
MFS Diversified Target Fund	637	—	—	1,122,099
MFS Emerging Markets Debt Fund	44	—	71,845	1,691,999
MFS Global Real Estate Fund	(12,079)	68,557	45,191	563,802
MFS Government Securities Fund	18	—	144,106	5,652,705
MFS High Income Fund	426	—	92,874	1,697,401
MFS Inflation-Adjusted Bond Fund	(14,720)	—	122,719	5,655,042
MFS International Growth Fund	695	—	4,253	560,957
MFS International Value Fund	508	—	4,048	563,311
MFS Limited Maturity Fund	(23,829)	—	301,123	11,296,627
MFS Mid Cap Growth Fund	5,597	—	—	1,672,892
MFS Mid Cap Value Fund	6,131	—	9,695	1,671,125
MFS New Discovery Fund	7,114	—	—	1,118,608
MFS Research Bond Fund	(3,164)	—	458,155	14,135,977
MFS Research Fund	(52,671)	—	44,141	5,015,007
MFS Research International Fund	(243)	—	20,082	1,682,716
MFS Value Fund	12,611	—	13,422	1,119,261
	$(71,907)	$68,557	$1,334,114	$56,333,757

Notes to Financial Statements – continued

	Lifetime 2010 Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Core Growth Fund	74,186	13,568	(22,280)	65,474
MFS Diversified Target Return Fund	82,390	27,359	(8,927)	100,822
MFS Emerging Markets Debt Fund	91,348	25,867	(12,445)	104,770
MFS Global Real Estate Fund	24,718	17,214	(9,931)	32,001
MFS Government Securities Fund	305,589	192,172	(24,248)	473,513
MFS High Income Fund	432,708	106,916	(87,345)	452,279
MFS Inflation-Adjusted Bond Fund	317,968	184,028	(29,521)	472,475
MFS International Growth Fund	24,135	6,539	(8,407)	22,267
MFS International Value Fund	22,451	6,351	(7,000)	21,802
MFS Limited Maturity Fund	900,222	640,426	(59,346)	1,481,302
MFS Mid Cap Growth Fund	188,457	51,716	(61,259)	178,914
MFS Mid Cap Value Fund	132,218	33,981	(44,320)	121,879
MFS New Discovery Fund	47,724	15,065	(18,874)	43,915
MFS Research Bond Fund	811,130	398,961	(63,199)	1,146,892
MFS Research Fund	152,523	55,703	(32,204)	176,022
MFS Research International Fund	97,710	38,586	(32,169)	104,127
MFS Value Fund	58,372	10,156	(18,141)	50,387

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(76,809)	$—	$3,241	$1,107,171
MFS Diversified Target Return Fund	2,120	—	—	954,783
MFS Emerging Markets Debt Fund	10,610	—	85,727	1,520,218
MFS Global Real Estate Fund	24,804	68,005	44,826	479,049
MFS Government Securities Fund	7,182	—	153,498	4,806,156
MFS High Income Fund	21,787	—	112,330	1,524,180
MFS Inflation-Adjusted Bond Fund	(10,847)	—	128,109	4,814,523
MFS International Growth Fund	29,463	—	4,880	517,260
MFS International Value Fund	26,138	—	4,646	518,876
MFS Limited Maturity Fund	(11,673)	—	291,321	9,198,886
MFS Mid Cap Growth Fund	60,218	—	—	1,476,038
MFS Mid Cap Value Fund	75,213	—	10,162	1,471,083
MFS New Discovery Fund	68,866	—	—	951,195
MFS Research Bond Fund	(1,638)	—	473,286	11,812,986
MFS Research Fund	(109,168)	—	42,198	4,162,921
MFS Research International Fund	(116,576)	—	20,971	1,470,267
MFS Value Fund	55,387	—	19,405	1,109,028
	$55,077	$68,005	$1,394,600	$47,894,620

	Lifetime 2020 Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Core Growth Fund	508,219	101,459	(32,972)	576,706
MFS Diversified Target Return Fund	89,277	24,510	(1,965)	111,822
MFS Emerging Markets Debt Fund	277,080	101,229	(11,984)	366,325
MFS Emerging Markets Equity Fund	10,373	75	(7,131)	3,317
MFS Global Real Estate Fund	114,985	57,238	(23,653)	148,570
MFS Government Securities Fund	479,311	492,519	(11,234)	960,596
MFS High Income Fund	1,315,581	364,053	(92,828)	1,586,806
MFS Inflation-Adjusted Bond Fund	345,636	196,078	(16,367)	525,347
MFS International Growth Fund	140,564	22,886	(20,638)	142,812
MFS International New Discovery Fund	67,041	6,647	(14,616)	59,072
MFS International Value Fund	131,912	22,958	(15,150)	139,720
MFS Mid Cap Growth Fund	920,856	149,358	(150,401)	919,813
MFS Mid Cap Value Fund	642,830	96,363	(111,086)	628,107
MFS New Discovery Fund	165,365	24,986	(39,008)	151,343
MFS Research Bond Fund	912,796	584,133	(31,967)	1,464,962
MFS Research Fund	350,573	70,970	(22,869)	398,674
MFS Research International Fund	419,832	97,189	(58,263)	458,758
MFS Value Fund	398,269	70,189	(24,683)	443,775

Notes to Financial Statements – continued

	Lifetime 2020 Fund – continued
Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(155,017)	$—	$24,916	$9,752,097
MFS Diversified Target Return Fund	141	—	—	1,058,951
MFS Emerging Markets Debt Fund	775	—	279,266	5,315,369
MFS Emerging Markets Equity Fund	54,078	—	2,079	99,795
MFS Global Real Estate Fund	66,593	316,408	208,564	2,224,094
MFS Government Securities Fund	2,403	—	276,155	9,750,047
MFS High Income Fund	(72,070)	—	366,670	5,347,535
MFS Inflation-Adjusted Bond Fund	(326)	—	139,909	5,353,282
MFS International Growth Fund	62,469	—	29,633	3,317,530
MFS International New Discovery Fund	(123,298)	—	13,577	1,156,626
MFS International Value Fund	37,733	—	28,222	3,325,342
MFS Mid Cap Growth Fund	(449,664)	—	—	7,588,457
MFS Mid Cap Value Fund	(497,964)	—	49,948	7,581,249
MFS New Discovery Fund	117,224	—	—	3,278,095
MFS Research Bond Fund	(132)	—	570,686	15,089,114
MFS Research Fund	(96,143)	—	93,910	9,428,650
MFS Research International Fund	(341,439)	—	89,506	6,477,666
MFS Value Fund	(149,318)	—	149,062	9,767,483
	$(1,543,955)	$316,408	$2,322,103	$105,911,382

	Lifetime 2030 Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Core Growth Fund	394,106	159,504	(10,193)	543,417
MFS Diversified Target Return Fund	21,818	15,424	(477)	36,765
MFS Emerging Market Debt Fund	60,916	60,055	(3,302)	117,669
MFS Emerging Market Equity Fund	34,040	9,440	(5,905)	37,575
MFS Global Real Estate Fund	133,241	89,062	(19,723)	202,580
MFS High Income Fund	289,246	241,941	(20,822)	510,365
MFS Inflation-Adjusted Bond Fund	143,736	140,172	(13,294)	270,614
MFS International Growth Fund	154,524	47,878	(10,088)	192,314
MFS International New Discovery Fund	104,186	22,184	(9,997)	116,373
MFS International Value Fund	144,576	51,460	(7,587)	188,449
MFS Mid Cap Growth Fund	771,916	194,965	(62,105)	904,776
MFS Mid Cap Value Fund	538,709	114,845	(37,055)	616,499
MFS New Discovery Fund	141,057	31,820	(18,789)	154,088
MFS Research Bond Fund	155,282	125,144	(14,245)	266,181
MFS Research Fund	213,597	72,077	(6,720)	278,954
MFS Research International Fund	310,837	127,083	(23,211)	414,709
MFS Value Fund	308,856	118,800	(7,845)	419,811

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(44,584)	$ —	$22,120	$9,189,180
MFS Diversified Target Return Fund	(62)	—	—	348,169
MFS Emerging Markets Debt Fund	(347)	—	76,283	1,707,380
MFS Emerging Markets Equity Fund	16,232	—	12,688	1,130,627
MFS Global Real Estate Fund	9,022	416,036	274,026	3,032,621
MFS High Income Fund	(11,046)	—	99,383	1,719,929
MFS Inflation-Adjusted Bond Fund	(509)	—	66,281	2,757,555
MFS International Growth Fund	8,049	—	38,157	4,467,459
MFS International New Discovery Fund	(71,313)	—	24,760	2,278,583
MFS International Value Fund	8,501	—	36,442	4,485,095
MFS Mid Cap Growth Fund	(168,699)	—	—	7,464,402
MFS Mid Cap Value Fund	(126,523)	—	47,255	7,441,146
MFS New Discovery Fund	(53,802)	—	—	3,337,550
MFS Research Bond Fund	1,853	—	101,418	2,741,662
MFS Research Fund	(32,114)	—	64,063	6,597,268
MFS Research International Fund	(134,093)	—	76,420	5,855,693
MFS Value Fund	(54,193)	—	129,078	9,240,033
	$(653,628)	$416,036	$1,068,374	$73,794,352

Notes to Financial Statements – continued

	Lifetime 2040 Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Core Growth Fund	260,082	135,840	(14,248)	381,674
MFS Emerging Markets Equity Fund	27,028	10,951	(4,869)	33,110
MFS Global Real Estate Fund	98,060	81,630	(12,162)	167,528
MFS Inflation Adjusted Bond Fund	67,617	74,004	(16,366)	125,255
MFS International Growth Fund	109,590	48,026	(8,764)	148,852
MFS International New Discovery Fund	80,504	28,559	(7,469)	101,594
MFS International Value Fund	102,819	52,450	(9,895)	145,374
MFS Mid Cap Growth Fund	526,880	190,308	(47,296)	669,892
MFS Mid Cap Value Fund	367,549	119,089	(29,083)	457,555
MFS New Discovery Fund	97,818	29,356	(11,707)	115,467
MFS Research Bond Fund	72,788	66,460	(16,119)	123,129
MFS Research Fund	136,623	59,940	(7,900)	188,663
MFS Research International Fund	198,424	99,223	(18,900)	278,747
MFS Value Fund	203,867	102,237	(11,823)	294,281

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(58,896)	$ —	$15,458	$6,454,100
MFS Emerging Markets Equity Fund	8,324	—	11,199	996,269
MFS Global Real Estate Fund	(9,908)	342,779	225,946	2,507,895
MFS Inflation Adjusted Bond Fund	(415)	—	31,714	1,276,349
MFS International Growth Fund	3,315	—	29,739	3,457,841
MFS International New Discovery Fund	(32,000)	—	20,998	1,989,214
MFS International Value Fund	2,878	—	28,410	3,459,891
MFS Mid Cap Growth Fund	(119,840)	—	—	5,526,605
MFS Mid Cap Value Fund	(90,111)	—	35,105	5,522,692
MFS New Discovery Fund	(34,086)	—	—	2,501,005
MFS Research Bond Fund	583	—	48,264	1,268,229
MFS Research Fund	(36,047)	—	43,985	4,461,872
MFS Research International Fund	(121,171)	—	51,267	3,935,902
MFS Value Fund	(89,119)	—	89,448	6,477,120
	$(576,493)	$342,779	$631,533	$49,834,984

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust XII and Shareholders of MFS Lifetime Funds:

We have audited the accompanying statements of assets and liabilities of MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund and MFS Lifetime 2040 Fund (the “MFS Lifetime Funds”) (five of the funds constituting MFS Series Trust XII), including the portfolios of investments, as of April 30, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the MFS Lifetime Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the MFS Lifetime Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the MFS Lifetime Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MFS Lifetime Funds at April 30, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

June 16, 2010

RESULTS OF SHAREHOLDER MEETING

At a special meeting of shareholders of MFS Series Trust XII, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	264,020,015.845	7,196,148.324
Lawrence H. Cohn, M.D.	263,984,167.426	7,231,996.743
Maureen R. Goldfarb	264,014,214.965	7,201,949.204
David H. Gunning	264,169,152.626	7,047,011.543
William R. Gutow	264,007,096.725	7,209,067.444
Michael Hegarty	264,020,015.845	7,196,148.324
John P. Kavanaugh	264,023,863.525	7,192,300.644
Robert J. Manning	264,039,574.739	7,176,589.429
Robert C. Pozen	263,876,022.518	7,340,141.650
J. Dale Sherratt	263,993,815.986	7,222,348.183
Laurie J. Thomsen	264,158,852.965	7,057,311.204
Robert W. Uek	264,020,015.845	7,196,148.324

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of June 1, 2010, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years & Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (born 10/20/63)	Trustee	February 2004	Massachusetts Financial Services Company, Chief Executive Officer, Chief Investment Officer and Director, President (until December 2009)

Robert C. Pozen (k) (born 8/08/46)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman (since February 2004); Medtronic, Inc, (medical devices), Director (since 2004); Harvard Business School (education), Senior Lecturer (since 2008); Bell Canada Enterprises (telecommunications), Director (until February 2009); The Bank of New York, Director (finance), (March 2004 to May 2005); Telesat (satellite communications), Director (until November 2007)

INDEPENDENT TRUSTEES
David H. Gunning (born 5/30/42)	Trustee and Chair of Trustees	January 2004	Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until May 2007); Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non Executive Chairman; Southwest Gas Corp. (natural gas distribution), Director (until May 2004); Portman Limited (mining), Director (until 2008)

Robert E. Butler (n) (born 11/29/41)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters (since July 2002); PricewaterhouseCoopers LLP (professional services firm), Partner (until 2002)

Lawrence H. Cohn, M.D. (born 3/11/37)	Trustee	June 1989	Brigham and Women’s Hospital, Senior Cardiac Surgeon (since 2005); Harvard Medical School, Professor of Cardiac Surgery; Partners HealthCare, Physician Director of Medical Device Technology (since 2006); Brigham and Women’s Hospital, Chief of Cardiac Surgery (until 2005)

Maureen R. Goldfarb (born 4/6/55)	Trustee	January 2009	Private investor; John Hancock Financial Services, Inc., Executive Vice President (until 2004); John Hancock Mutual Funds, Trustee and Chief Executive Officer (until 2004)

William R. Gutow (born 9/27/41)	Trustee	December 1993	Private investor and real estate consultant ; Capital Entertainment Management Company (video franchise), Vice Chairman; Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2009)

Michael Hegarty (born 12/21/44)	Trustee	December 2004	Private investor; AXA Financial (financial services and insurance), Vice Chairman and Chief Operating Officer (until 2001); The Equitable Life Assurance Society (insurance), President and Chief Operating Officer (until 2001)

John P. Kavanaugh (born 11/4/54)	Trustee	January 2009	Private investor; The Hanover Insurance Group, Inc., Vice President and Chief Investment Officer (until 2006); Allmerica Investment Trust, Allmerica Securities Trust and Opus Investment Trust (investment companies), Chairman, President and Trustee (until 2006)

J. Dale Sherratt (born 9/23/38)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner

Laurie J. Thomsen (born 8/05/57)	Trustee	March 2005	New Profit, Inc. (venture philanthropy), Executive Partner (since 2006); Private investor; The Travelers Companies (commercial property liability insurance), Director; Prism Venture Partners (venture capital), Co-founder and General Partner (until June 2004)

Robert W. Uek (born 5/18/41)	Trustee	January 2006	Consultant to investment company industry; PricewaterhouseCoopers LLP (professional services firm), Partner (until 1999); TT International Funds (mutual fund complex), Trustee (until 2005); Hillview Investment Trust II Funds (mutual fund complex), Trustee (until 2005)

Trustees and Officers – continued

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years & Other Directorships (j)
OFFICERS
Maria F. Dwyer (k) (born 12/01/58)	President	March 2004	Massachusetts Financial Services Company, Executive Vice President and Chief Regulatory Officer (since March 2004) Chief Compliance Officer (since December 2006); Fidelity Management & Research Company, Vice President (prior to March 2004); Fidelity Group of Funds, President and Treasurer (until March 2004)

Christopher R. Bohane (k) (born 1/18/74)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel

John M. Corcoran (k) (born 4/13/65)	Treasurer	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)

Ethan D. Corey (k) (born 11/21/63)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since 2004); Dechert LLP (law firm), Counsel (prior to December 2004)

David L. DiLorenzo (k) (born 8/10/68)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since June 2005); JP Morgan Investor Services, Vice President (until June 2005)

Timothy M. Fagan (k) (born 7/10/68)	Assistant Secretary and Assistant Clerk	September 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since September 2005); John Hancock Advisers, LLC, Vice President, Senior Attorney and Chief Compliance Officer (until August 2005)

Mark D. Fischer (k) (born 10/27/70)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since May 2005); JP Morgan Investment Management Company, Vice President (until May 2005)

Robyn L. Griffin (born 7/04/75)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008); Liberty Mutual Group (insurance), Personal Market Assistant Controller (April 2006 – October 2006); Deloitte & Touche LLP (professional services firm), Senior Manager (prior to April 2006)

Brian E. Langenfeld (k) (born 3/07/73)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel (since May 2006); John Hancock Advisers, LLC, Assistant Vice President and Counsel (until April 2006)

Ellen Moynihan (k) (born 11/13/57)	Assistant Treasurer	April 1997	Massachusetts Financial Services Company, Senior Vice President

Susan S. Newton (k) (born 3/07/50)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since April 2005); John Hancock Advisers, LLC, Senior Vice President, Secretary and Chief Legal Officer (until April 2005)

Susan A. Pereira (k) (born 11/05/70)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since June 2004); Bingham McCutchen LLP (law firm), Associate (until June 2004)

Mark N. Polebaum (k) (born 5/01/52)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary (since January 2006); Wilmer Cutler Pickering Hale and Dorr LLP (law firm), Partner (until January 2006)

Frank L. Tarantino (born 3/07/44)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal (since June 2004); CRA Business Strategies Group (consulting services), Executive Vice President (until June 2004)

Richard S. Weitzel (k) (born 7/16/70)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Vice President and Assistant General Counsel (since 2004); Massachusetts Department of Business and Technology, General Counsel (until April 2004)

James O. Yost (k) (born 6/12/60)	Assistant Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Messrs. Pozen and Manning served as Advisory Trustees. For the period March 2008 until October 2008, Ms. Dwyer served as Treasurer of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n)	In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

Trustees and Officers – continued

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Each Trustee and officer holds office until his or her successor is chosen and qualified, or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Kavanaugh, Sherratt, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2010, the Trustees served as board members of 99 funds within the MFS Family of Funds.

The Statement of Additional Information for the Fund and further information about the Trustees are available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company	State Street Bank and Trust
500 Boylston Street, Boston, MA 02116-3741	1 Lincoln Street, Boston, MA 02111-2900
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc.	Ernst & Young LLP
500 Boylston Street, Boston, MA 02116-3741	200 Clarendon Street, Boston, MA 02116
Portfolio Manager
Joseph Flaherty

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of each fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The funds will notify shareholders of amounts for use in preparing 2010 income tax forms in January 2011. The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds designate the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The fund below designated the following amount as capital gain dividends paid during the fiscal year:

Capital Gains
Lifetime Retirement Income Fund	$7,000

For corporate shareholders, the percentages of the ordinary income dividends paid during the fiscal year that qualify for the corporate dividends received deduction are as follows:

Dividends Received Deductions
MFS Lifetime Retirement Income Fund	6.02%
MFS Lifetime 2010 Fund	7.30%
MFS Lifetime 2020 Fund	15.86%
MFS Lifetime 2030 Fund	22.89%
MFS Lifetime 2040 Fund	24.76%

MFS® PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management® and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

•	data from investment applications and other forms
•	share balances and transactional history with us, our affiliates, or others
•	facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and

literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler, John P. Kavanaugh and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Butler, Kavanaugh and Uek and Ms. Thomsen are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountants to certain series of the Registrant (collectively, the “Funds”). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds’ investment adviser, Massachusetts Financial Services Company (“MFS”) and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended April 30, 2010 and 2009, audit fees billed to the Funds by E&Y were as follows:

	Audit Fees
	2010	2009
Fees billed by E&Y:
MFS Lifetime Retirement Income Fund	25,284	24,804
MFS Lifetime 2010 Fund	25,284	24,804
MFS Lifetime 2020 Fund	25,284	24,804
MFS Lifetime 2030 Fund	25,284	24,804
MFS Lifetime 2040 Fund	25,284	24,804
Total	126,420	124,020

For the fiscal years ended April 30, 2010 and 2009, fees billed by E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2010	2009	2010	2009	2010	2009
Fees billed by E&Y:
To MFS Lifetime Retirement Income Fund	0	0	4,621	4,530	0	0
To MFS Lifetime 2010 Fund	0	0	4,621	4,530	0	0
To MFS Lifetime 2020 Fund	0	0	4,621	4,530	0	0
To MFS Lifetime 2030 Fund	0	0	4,621	4,530	0	0
To MFS Lifetime 2040 Fund	0	0	4,621	4,530	0	0
Total fees billed by E&Y To above Funds:	0	0	23,105	22,650	0	0
To MFS and MFS Related Entities of MFS Lifetime Retirement Income Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2010 Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2020 Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2030 Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2040 Fund*	0	0	0	0	0	0

Aggregate fees for non-audit services:
	2010	2009
To MFS Lifetime Retirement Income Fund, MFS and MFS Related Entities#	216,421	202,937
To MFS Lifetime 2010 Fund, MFS and MFS Related Entities#	216,421	202,937
To MFS Lifetime 2020 Fund, MFS and MFS Related Entities#	216,421	202,937
To MFS Lifetime 2030 Fund, MFS and MFS Related Entities#	216,421	202,937
To MFS Lifetime 2040 Fund, MFS and MFS Related Entities#	216,421	202,937

*	This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
#	This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under “Audit Fees,” including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]	The fees under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f): Not applicable.

Item 4(h): The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this
Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: June 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: June 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2010

*	Print name and title of each signing officer under his or her signature.